UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Balanced Portfolio

March 31, 2012

1.799884.108

VIPBAL-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.4%
Autoliv, Inc.	29,605	$ 1,985,016
Modine Manufacturing Co. (a)	57,635	508,917
Tenneco, Inc. (a)	80,750	2,999,863
TRW Automotive Holdings Corp. (a)	40,803	1,895,299
		7,389,095
Automobiles - 0.1%
Kia Motors Corp.	1,170	76,513
Winnebago Industries, Inc. (a)	215,742	2,114,272
		2,190,785
Distributors - 0.0%
Silver Base Group Holdings Ltd.	773,000	536,529
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	122,400	1,474,739
Carriage Services, Inc.	24,247	183,065
DeVry, Inc.	33,751	1,143,146
Stewart Enterprises, Inc. Class A	205,447	1,247,063
		4,048,013
Hotels, Restaurants & Leisure - 1.3%
Accor SA	42,213	1,507,081
Bravo Brio Restaurant Group, Inc. (a)	47,833	954,747
Brinker International, Inc.	163,420	4,502,221
Club Mediterranee SA (a)	121,071	2,567,315
Darden Restaurants, Inc.	14,633	748,624
Denny's Corp. (a)	521,241	2,105,814
DineEquity, Inc. (a)	50,780	2,518,688
Dunkin' Brands Group, Inc.	26,200	788,882
Home Inns & Hotels Management, Inc. sponsored ADR (a)	15,700	400,507
Red Robin Gourmet Burgers, Inc. (a)	5,350	198,967
Sands China Ltd.	218,800	855,128
Scientific Games Corp. Class A (a)	6,500	75,790
Spur Corp. Ltd.	315,615	676,844
Starbucks Corp.	52,486	2,933,443
Texas Roadhouse, Inc. Class A	124,357	2,069,300
WMS Industries, Inc. (a)	126,969	3,012,974
		25,916,325
Household Durables - 0.3%
Lennar Corp. Class A	13,800	375,084
Newell Rubbermaid, Inc.	29,269	521,281
PulteGroup, Inc. (a)	137,596	1,217,725
Standard Pacific Corp. (a)(d)	494,661	2,206,188
Techtronic Industries Co. Ltd.	1,065,500	1,440,681
Woongjin Coway Co. Ltd.	8,870	294,336
Zagg, Inc. (a)	2,900	30,827
		6,086,122
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	27,800	5,629,778

	Shares	Value
Liberty Media Corp. Interactive Series A (a)	78,993	$ 1,507,976
Start Today Co. Ltd.	6,500	120,000
		7,257,754
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	74,141	2,722,458
Summer Infant, Inc. (a)	65,975	395,850
		3,118,308
Media - 1.6%
Aegis Group PLC	318,700	942,038
Antena 3 de Television SA	221,702	1,324,615
Cablevision Systems Corp. - NY Group Class A	84,500	1,240,460
Comcast Corp. Class A	274,622	8,241,406
DISH Network Corp. Class A	73,983	2,436,260
MDC Partners, Inc. Class A (sub. vtg.)	124,861	1,388,455
Mood Media Corp. (a)(d)	126,100	480,357
Mood Media Corp. (a)(i)	254,200	968,332
The Walt Disney Co.	205,397	8,992,281
Time Warner, Inc.	112,483	4,246,233
		30,260,437
Multiline Retail - 0.6%
Dollar General Corp. (a)	14,400	665,280
Hyundai Department Store Co. Ltd.	885	135,902
Marisa Lojas SA	111,600	1,518,804
PPR SA	12,300	2,116,102
Target Corp.	115,476	6,728,787
		11,164,875
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	60,800	5,385,056
American Eagle Outfitters, Inc.	93,761	1,611,752
Ascena Retail Group, Inc. (a)	24,278	1,076,001
Best Buy Co., Inc.	74,237	1,757,932
Big 5 Sporting Goods Corp.	57,300	449,232
Casual Male Retail Group, Inc. (a)	94,641	317,994
Charming Shoppes, Inc. (a)	48,481	286,038
Citi Trends, Inc. (a)	46,493	532,810
Collective Brands, Inc. (a)	110,400	2,170,464
Destination Maternity Corp.	27,279	506,571
Express, Inc. (a)	105,965	2,647,006
Fast Retailing Co. Ltd.	5,100	1,169,676
Foot Locker, Inc.	76,497	2,375,232
Foschini Ltd.	83,196	1,341,427
GameStop Corp. Class A	25,202	550,412
Guess?, Inc.	41,176	1,286,750
Hengdeli Holdings Ltd.	1,636,000	691,006
Home Depot, Inc.	18,900	950,859
Limited Brands, Inc.	32,932	1,580,736
Lowe's Companies, Inc.	256,214	8,039,995
Lumber Liquidators Holdings, Inc. (a)	51,316	1,288,545
MarineMax, Inc. (a)	107,895	887,976
OfficeMax, Inc. (a)	156,785	896,810
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
rue21, Inc. (a)(d)	48,623	$ 1,426,599
SuperGroup PLC (a)(d)	257,924	2,541,304
		41,768,183
Textiles, Apparel & Luxury Goods - 0.5%
Bosideng International Holdings Ltd.	3,028,000	947,517
Deckers Outdoor Corp. (a)	19,800	1,248,390
G-III Apparel Group Ltd. (a)	88,890	2,526,254
PVH Corp.	41,683	3,723,542
Vera Bradley, Inc. (a)	11,800	356,242
VF Corp.	6,984	1,019,524
		9,821,469
TOTAL CONSUMER DISCRETIONARY		149,557,895
CONSUMER STAPLES - 5.7%
Beverages - 1.3%
Anheuser-Busch InBev SA NV	1,200	87,391
Carlsberg A/S Series B	17,200	1,421,105
Compania Cervecerias Unidas SA sponsored ADR	1,000	78,690
Cott Corp. (a)	200,800	1,324,509
Dr Pepper Snapple Group, Inc.	75,146	3,021,621
Grupo Modelo SAB de CV Series C	393,400	2,742,671
SABMiller PLC	10,600	425,478
The Coca-Cola Co.	225,725	16,705,907
		25,807,372
Food & Staples Retailing - 0.8%
Clicks Group Ltd.	8,859	51,659
CVS Caremark Corp.	264,070	11,830,336
Drogasil SA	143,860	1,398,458
Eurocash SA	122,963	1,384,295
The Pantry, Inc. (a)	6,929	90,146
Walgreen Co.	9,043	302,850
		15,057,744
Food Products - 1.0%
Biostime International Holdings Ltd.	134,500	346,053
Calbee, Inc.	7,400	377,620
Danone	34,800	2,427,296
Flowers Foods, Inc.	82,830	1,687,247
Green Mountain Coffee Roasters, Inc. (a)	52,000	2,435,680
Kraft Foods, Inc. Class A	195,925	7,447,109
Sara Lee Corp.	119,646	2,575,978
Shenguan Holdings Group Ltd.	978,000	579,324
The J.M. Smucker Co.	8,887	723,046
		18,599,353
Household Products - 1.3%
Colgate-Palmolive Co.	9,900	968,022
Procter & Gamble Co.	306,514	20,600,806
Pz Cussons PLC Class L	43,901	210,448
Reckitt Benckiser Group PLC	18,400	1,039,790

	Shares	Value
Spectrum Brands Holdings, Inc. (a)	20,869	$ 729,580
Unicharm Corp.	42,500	2,242,769
		25,791,415
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	10,912	675,889
Hengan International Group Co. Ltd.	124,000	1,253,477
		1,929,366
Tobacco - 1.2%
British American Tobacco PLC (United Kingdom)	44,400	2,236,632
Imperial Tobacco Group PLC	52,543	2,130,478
Japan Tobacco, Inc.	635	3,593,088
Lorillard, Inc.	17,100	2,214,108
Philip Morris International, Inc.	139,010	12,317,676
		22,491,982
TOTAL CONSUMER STAPLES		109,677,232
ENERGY - 8.5%
Energy Equipment & Services - 3.0%
Aker Solutions ASA	137,072	2,318,951
Baker Hughes, Inc.	43,938	1,842,760
BW Offshore Ltd.	1,053,369	1,403,826
Cal Dive International, Inc. (a)	265,001	874,503
Cameron International Corp. (a)	61,445	3,246,139
Cathedral Energy Services Ltd.	191,700	1,241,423
Ensco International Ltd. ADR	22,360	1,183,515
Essential Energy Services Ltd.	685,600	1,608,244
Halliburton Co.	131,431	4,362,195
ION Geophysical Corp. (a)	437,505	2,821,907
McDermott International, Inc. (a)	156,389	2,003,343
National Oilwell Varco, Inc.	134,289	10,671,947
Noble Corp.	46,613	1,746,589
Saipem SpA	29,696	1,533,866
SBM Offshore NV	117,500	2,401,487
Schlumberger Ltd.	143,565	10,039,500
TETRA Technologies, Inc. (a)	130,893	1,233,012
Transocean Ltd. (United States)	52,009	2,844,892
Trinidad Drilling Ltd.	31,500	204,621
Tuscany International Drilling, Inc. (a)	80,400	60,448
Unit Corp. (a)	26,900	1,150,244
Vantage Drilling Co. (a)	840,350	1,344,560
Weatherford International Ltd. (a)	114,600	1,729,314
Xtreme Coil Drilling Corp. (a)	277,600	871,022
		58,738,308
Oil, Gas & Consumable Fuels - 5.5%
Alpha Natural Resources, Inc. (a)	62,759	954,564
Americas Petrogas, Inc. (a)	369,600	1,319,008
Americas Petrogas, Inc. (e)	429,000	1,530,991
Amyris, Inc. (a)	124,843	646,687
Anadarko Petroleum Corp.	62,983	4,934,088
Apache Corp.	40,974	4,115,429
Bonavista Energy Corp.	2,300	46,574
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Bonavista Energy Corp. (e)	21,700	$ 439,417
BP PLC sponsored ADR	19,000	855,000
BPZ Energy, Inc. (a)(d)	413,772	1,667,501
C&C Energia Ltd. (a)	13,200	102,684
Cabot Oil & Gas Corp.	20,600	642,102
Chevron Corp.	70,762	7,588,517
Crown Point Ventures Ltd. (a)	149,800	208,733
Crown Point Ventures Ltd. (e)	565,806	788,402
CVR Energy, Inc. (a)	170,608	4,563,764
Delek US Holdings, Inc.	56,700	879,417
Denbury Resources, Inc. (a)	88,989	1,622,269
Double Eagle Petroleum Co. (a)	144,237	865,422
EOG Resources, Inc.	20,340	2,259,774
EV Energy Partners LP	19,810	1,378,578
Gran Tierra Energy, Inc. (Canada) (a)	236,600	1,491,869
Gulfport Energy Corp. (a)	56,691	1,650,842
HollyFrontier Corp.	140,550	4,518,683
Inergy Midstream LP	42,706	892,982
InterOil Corp. (a)(d)	48,598	2,498,423
Kosmos Energy Ltd.	62,900	832,796
Marathon Oil Corp.	89,206	2,827,830
Marathon Petroleum Corp.	86,982	3,771,540
Markwest Energy Partners LP	24,100	1,408,645
Nexen, Inc.	69,800	1,279,777
Niko Resources Ltd.	26,200	921,616
Northern Oil & Gas, Inc. (a)(d)	211,667	4,389,974
Occidental Petroleum Corp.	93,023	8,858,580
OGX Petroleo e Gas Participacoes SA (a)	134,600	1,113,097
Painted Pony Petroleum Ltd. (a)(e)	24,500	205,814
Painted Pony Petroleum Ltd. Class A (a)	35,300	296,541
Paladin Energy Ltd. (Australia) (a)	1,006,086	1,911,799
Pan Orient Energy Corp. (a)	122,000	497,760
Pioneer Natural Resources Co.	14,200	1,584,578
Plains Exploration & Production Co. (a)	23,100	985,215
Resolute Energy Corp. (a)(d)	272,336	3,099,184
Royal Dutch Shell PLC Class A sponsored ADR	29,502	2,068,975
SM Energy Co.	11,800	835,086
Southwestern Energy Co. (a)	65,118	1,992,611
Suncor Energy, Inc.	36,680	1,198,337
TAG Oil Ltd. (a)	201,900	1,821,563
Targa Resources Corp.	22,700	1,031,715
Tesoro Corp. (a)	116,807	3,135,100
Valero Energy Corp.	140,182	3,612,490
Voyager Oil & Gas, Inc. (a)(d)	490,084	1,190,904
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	152,192	86,432

	Shares	Value
Whiting Petroleum Corp. (a)	24,496	$ 1,330,133
Williams Companies, Inc.	156,603	4,824,938
		105,574,750
TOTAL ENERGY		164,313,058
FINANCIALS - 10.0%
Capital Markets - 1.6%
Ameriprise Financial, Inc.	11,600	662,708
Ashmore Group PLC	162,200	953,438
BlackRock, Inc. Class A	10,569	2,165,588
Goldman Sachs Group, Inc.	42,089	5,234,609
GP Investments Ltd. (depositary receipt) (a)	580,166	1,636,329
ICAP PLC	238,600	1,499,085
ICG Group, Inc. (a)	70,706	632,819
Invesco Ltd.	96,581	2,575,815
Knight Capital Group, Inc. Class A (a)	171,973	2,213,293
Monex Beans Holdings, Inc.	2,955	652,227
Morgan Stanley	332,918	6,538,510
State Street Corp.	81,319	3,700,015
TD Ameritrade Holding Corp.	70,029	1,382,372
UBS AG (NY Shares)	133,400	1,870,268
		31,717,076
Commercial Banks - 2.3%
Banco Pine SA	185,873	1,400,704
Bank of Ireland (a)	24,730,103	4,089,325
CapitalSource, Inc.	271,369	1,791,035
CIT Group, Inc. (a)	82,692	3,410,218
Comerica, Inc.	30,702	993,517
Commercial Bank of Qatar GDR (Reg. S)	142,633	601,715
Guaranty Trust Bank PLC GDR (Reg. S)	134,303	688,974
Itau Unibanco Banco Multiplo SA sponsored ADR	4,600	88,274
KeyCorp	167,655	1,425,068
Regions Financial Corp.	655,681	4,320,938
SunTrust Banks, Inc.	76,025	1,837,524
Wells Fargo & Co.	675,966	23,077,479
		43,724,771
Consumer Finance - 0.6%
Capital One Financial Corp.	113,458	6,324,149
Discover Financial Services	59,008	1,967,327
International Personal Finance PLC	484,100	2,075,946
SLM Corp.	105,372	1,660,663
		12,028,085
Diversified Financial Services - 2.6%
Citigroup, Inc.	603,413	22,054,745
CME Group, Inc.	9,480	2,742,848
JPMorgan Chase & Co.	419,596	19,293,024
PICO Holdings, Inc. (a)	262,914	6,165,334
		50,255,951
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 1.3%
AEGON NV	255,973	$ 1,422,772
AFLAC, Inc.	67,896	3,122,537
Allied World Assurance Co. Holdings Ltd.	21,300	1,462,671
Assured Guaranty Ltd.	309,354	5,110,528
Berkshire Hathaway, Inc. Class B (a)	51,322	4,164,780
Hartford Financial Services Group, Inc.	48,600	1,024,488
Lincoln National Corp.	21,751	573,356
MetLife, Inc.	161,782	6,042,558
Prudential Financial, Inc.	48,120	3,050,327
		25,974,017
Real Estate Investment Trusts - 1.2%
American Tower Corp.	34,889	2,198,705
Beni Stabili SpA SIIQ	2,377,074	1,476,989
Campus Crest Communities, Inc.	42,885	500,039
CBL & Associates Properties, Inc.	216,571	4,097,523
Douglas Emmett, Inc.	79,600	1,815,676
Education Realty Trust, Inc.	142,500	1,544,700
Franklin Street Properties Corp.	77,600	822,560
Klepierre SA	11,800	409,164
Lexington Corporate Properties Trust	50,800	456,692
Pennsylvania Real Estate Investment Trust (SBI)	23,254	355,089
Prologis, Inc.	110,491	3,979,886
SL Green Realty Corp.	36,410	2,823,596
Weyerhaeuser Co.	114,418	2,508,043
		22,988,662
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	255,437	5,098,523
Forest City Enterprises, Inc. Class A (a)	72,330	1,132,688
Iguatemi Empresa de Shopping Centers SA	29,700	683,151
		6,914,362
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	101,600	0
WMI Holdings Corp.	3,402	3,062
		3,062
TOTAL FINANCIALS		193,605,986
HEALTH CARE - 7.7%
Biotechnology - 2.6%
Acorda Therapeutics, Inc. (a)	25,500	677,025
Alexion Pharmaceuticals, Inc. (a)	26,000	2,414,360
Alnylam Pharmaceuticals, Inc. (a)	114,200	1,264,194
Amgen, Inc.	90,900	6,180,291
Amylin Pharmaceuticals, Inc. (a)	98,425	2,456,688
Ardea Biosciences, Inc. (a)	167,145	3,637,075
ARIAD Pharmaceuticals, Inc. (a)	336,715	5,370,604
AVEO Pharmaceuticals, Inc. (a)	145,863	1,810,160

	Shares	Value
Biogen Idec, Inc. (a)	24,869	$ 3,132,748
Biovitrum AB (a)	303,551	1,027,711
Dynavax Technologies Corp. (a)	505,192	2,556,272
Gentium SpA sponsored ADR (a)	7,706	67,196
Gilead Sciences, Inc. (a)	52,073	2,543,766
Horizon Pharma, Inc. (d)	67,500	279,450
Horizon Pharma, Inc. (i)	160,549	598,206
Horizon Pharma, Inc. warrants 2/28/17 (a)(i)	40,137	14,849
InterMune, Inc. (a)	76,963	1,129,047
Isis Pharmaceuticals, Inc. (a)	53,200	466,564
Merrimack Pharmaceuticals, Inc.	40,100	248,219
NPS Pharmaceuticals, Inc. (a)	69,590	475,996
PDL BioPharma, Inc.	133,200	845,820
SIGA Technologies, Inc. (a)(d)	197,593	663,912
Synageva BioPharma Corp. (a)	16,576	594,581
Theravance, Inc. (a)	169,565	3,306,518
Thrombogenics NV (a)(d)	73,649	2,448,674
United Therapeutics Corp. (a)	28,611	1,348,436
Vertex Pharmaceuticals, Inc. (a)	33,900	1,390,239
ZIOPHARM Oncology, Inc. (a)(d)	351,670	1,899,018
		48,847,619
Health Care Equipment & Supplies - 1.1%
Alere, Inc.	2,771	72,074
Baxter International, Inc.	68,106	4,071,377
Boston Scientific Corp. (a)	251,700	1,505,166
Conceptus, Inc. (a)	80,100	1,151,838
Covidien PLC	87,399	4,778,977
DENTSPLY International, Inc.	34,466	1,383,121
Genmark Diagnostics, Inc. (a)	69,019	279,527
GN Store Nordic A/S	69,894	745,965
Integra LifeSciences Holdings Corp. (a)	67,400	2,338,106
Nakanishi, Inc.	6,100	647,365
Natus Medical, Inc. (a)	20,478	244,303
Opto Circuits India Ltd.	167,351	663,216
Orthofix International NV (a)	48,081	1,806,884
Sirona Dental Systems, Inc. (a)	40,600	2,092,524
		21,780,443
Health Care Providers & Services - 2.3%
Apollo Hospitals Enterprise Ltd.	63,237	794,489
Brookdale Senior Living, Inc. (a)	349,844	6,549,080
Catalyst Health Solutions, Inc. (a)	46,127	2,939,674
CIGNA Corp.	99,220	4,886,585
DaVita, Inc. (a)	25,129	2,265,882
Emeritus Corp. (a)	96,572	1,705,462
Express Scripts, Inc. (a)	210,500	11,404,890
McKesson Corp.	48,214	4,231,743
Sunrise Senior Living, Inc. (a)	12,194	77,066
UnitedHealth Group, Inc.	60,382	3,558,915
Universal Health Services, Inc. Class B	41,145	1,724,387
WellPoint, Inc.	58,738	4,334,864
		44,473,037
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	100,593	$ 4,477,394
Charles River Laboratories International, Inc. (a)	36,678	1,323,709
Thermo Fisher Scientific, Inc.	40,843	2,302,728
		8,103,831
Pharmaceuticals - 1.3%
AVANIR Pharmaceuticals Class A (a)	246,600	843,372
Cadence Pharmaceuticals, Inc. (a)	628,546	2,325,620
Cardiome Pharma Corp. (a)	370,529	261,222
Elan Corp. PLC sponsored ADR (a)	72,203	1,083,767
Impax Laboratories, Inc. (a)	58,152	1,429,376
Jazz Pharmaceuticals PLC (a)	25,900	1,255,373
Merck & Co., Inc.	134,595	5,168,448
Novo Nordisk A/S Series B	25,482	3,538,358
Sanofi SA	34,588	2,683,635
Teva Pharmaceutical Industries Ltd. sponsored ADR	46,100	2,077,266
Valeant Pharmaceuticals International, Inc. (Canada) (a)	75,700	4,059,138
Warner Chilcott PLC (a)	2,900	48,749
Watson Pharmaceuticals, Inc. (a)	12,499	838,183
		25,612,507
TOTAL HEALTH CARE		148,817,437
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.9%
DigitalGlobe, Inc. (a)	104,212	1,390,188
Esterline Technologies Corp. (a)	15,681	1,120,564
GeoEye, Inc. (a)	204,360	4,918,945
Honeywell International, Inc.	74,953	4,575,881
Meggitt PLC	517,224	3,341,464
Precision Castparts Corp.	19,185	3,317,087
Raytheon Co.	66,662	3,518,420
Textron, Inc.	186,139	5,180,248
Ultra Electronics Holdings PLC	31,053	868,716
United Technologies Corp.	109,457	9,078,364
		37,309,877
Air Freight & Logistics - 0.1%
Pacer International, Inc. (a)	74,796	472,711
United Parcel Service, Inc. Class B	22,400	1,808,128
		2,280,839
Airlines - 0.1%
Copa Holdings SA Class A	30,655	2,427,876
Building Products - 0.5%
Armstrong World Industries, Inc.	26,142	1,274,945
JS Group Corp.	10,600	223,074
Kajaria Ceramics Ltd.	2,946	9,856
Lennox International, Inc.	18,169	732,211

	Shares	Value
Owens Corning (a)	142,018	$ 5,116,909
Quanex Building Products Corp.	86,319	1,521,804
		8,878,799
Commercial Services & Supplies - 0.4%
Multiplus SA	71,000	1,462,033
Republic Services, Inc.	101,645	3,106,271
Steelcase, Inc. Class A	212,008	2,035,277
Swisher Hygiene, Inc.	261,817	644,070
Swisher Hygiene, Inc. (Canada) (a)	216,900	533,573
		7,781,224
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	49,294	1,102,707
Fluor Corp.	65,825	3,952,133
Foster Wheeler AG (a)	200,368	4,560,376
Great Lakes Dredge & Dock Corp.	47,411	342,307
Shaw Group, Inc. (a)	179,998	5,707,737
SNC-Lavalin Group, Inc.	16,600	664,466
		16,329,726
Electrical Equipment - 1.2%
Alstom SA	54,528	2,127,824
AMETEK, Inc.	36,150	1,753,637
Cooper Industries PLC Class A	24,541	1,569,397
Emerson Electric Co.	92,371	4,819,919
Fushi Copperweld, Inc. (a)	27,446	207,217
GrafTech International Ltd. (a)	205,137	2,449,336
Hubbell, Inc. Class B	13,316	1,046,371
Prysmian SpA	146,400	2,573,347
Regal-Beloit Corp.	65,151	4,270,648
Roper Industries, Inc.	12,500	1,239,500
Zumtobel AG	18,882	266,677
		22,323,873
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	30,105	1,502,842
Cookson Group PLC	106,402	1,176,013
General Electric Co.	748,149	15,015,350
Koninklijke Philips Electronics NV	78,400	1,591,145
Reunert Ltd. (f)	62,085	566,565
Rheinmetall AG	19,400	1,148,623
Siemens AG sponsored ADR	7,099	715,863
		21,716,401
Machinery - 1.8%
Actuant Corp. Class A	87,125	2,525,754
Colfax Corp. (a)	37,976	1,338,274
Cummins, Inc.	28,426	3,412,257
Dover Corp.	28,487	1,792,972
Fiat Industrial SpA	511,087	5,452,889
Haitian International Holdings Ltd.	95,000	106,553
Illinois Tool Works, Inc.	54,352	3,104,586
Ingersoll-Rand PLC	178,741	7,390,940
Manitowoc Co., Inc.	97,583	1,352,500
Navistar International Corp. (a)	95,018	3,843,478
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Pall Corp.	22,938	$ 1,367,793
Stanley Black & Decker, Inc.	44,145	3,397,399
Wartsila Corp.	1,200	45,259
		35,130,654
Professional Services - 0.3%
Michael Page International PLC	66,159	507,942
Randstad Holding NV (d)	42,580	1,606,499
Robert Half International, Inc.	68,230	2,067,369
SR Teleperformance SA	80,753	2,307,392
		6,489,202
Road & Rail - 0.6%
Con-way, Inc.	75,426	2,459,642
J.B. Hunt Transport Services, Inc.	8,900	483,893
Saia, Inc. (a)	78,639	1,337,649
Tegma Gestao Logistica SA	14,500	242,123
Union Pacific Corp.	56,025	6,021,567
Universal Truckload Services, Inc.	54,124	815,107
		11,359,981
Trading Companies & Distributors - 0.3%
Barloworld Ltd.	74,200	967,124
Beacon Roofing Supply, Inc. (a)	54,407	1,401,524
Houston Wire & Cable Co.	47,276	656,664
Rush Enterprises, Inc. Class A (a)	35,434	751,909
Watsco, Inc.	29,515	2,185,291
		5,962,512
TOTAL INDUSTRIALS		177,990,964
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 1.7%
Brocade Communications Systems, Inc. (a)	499,947	2,874,695
Calix Networks, Inc. (a)	300,772	2,565,585
Cisco Systems, Inc.	570,661	12,069,480
Comverse Technology, Inc. (a)	677,976	4,657,695
Harris Corp.	5,817	262,230
Motorola Solutions, Inc.	30,600	1,555,398
Polycom, Inc. (a)	117,981	2,249,898
QUALCOMM, Inc.	51,808	3,523,980
ViaSat, Inc. (a)	51,162	2,466,520
		32,225,481
Computers & Peripherals - 3.5%
Apple, Inc. (a)	108,463	65,020,314
Gemalto NV	29,438	1,942,977
Hewlett-Packard Co.	38,540	918,408
		67,881,699
Electronic Equipment & Components - 1.0%
Arrow Electronics, Inc. (a)	72,057	3,024,232
Avnet, Inc. (a)	124,071	4,514,944

	Shares	Value
Corning, Inc.	355,848	$ 5,010,340
Flextronics International Ltd. (a)	82,771	598,434
Jabil Circuit, Inc.	53,568	1,345,628
Molex, Inc. (d)	84,125	2,365,595
TE Connectivity Ltd.	81,817	3,006,775
		19,865,948
Internet Software & Services - 0.2%
Cornerstone OnDemand, Inc.	12,857	280,797
eBay, Inc. (a)	33,176	1,223,863
Facebook, Inc. Class B (i)	61,519	1,892,973
QuinStreet, Inc. (a)	2,900	30,421
Yahoo!, Inc. (a)	85,834	1,306,393
		4,734,447
IT Services - 1.7%
Alliance Data Systems Corp. (a)	16,659	2,098,368
Amdocs Ltd. (a)	44,464	1,404,173
Cognizant Technology Solutions Corp. Class A (a)	49,700	3,824,415
EPAM Systems, Inc.	34,100	699,732
Fidelity National Information Services, Inc.	89,260	2,956,291
Fiserv, Inc. (a)	18,778	1,303,005
Heartland Payment Systems, Inc.	52,818	1,523,271
IBM Corp.	15,915	3,320,665
Jack Henry & Associates, Inc.	2,300	78,476
MasterCard, Inc. Class A	17,348	7,295,528
Redecard SA	37,200	722,221
ServiceSource International, Inc.	86,200	1,334,376
Unisys Corp. (a)	165,364	3,260,978
VeriFone Systems, Inc. (a)	11,700	606,879
Virtusa Corp. (a)	46,081	795,819
WNS Holdings Ltd. sponsored ADR (a)	62,600	754,330
		31,978,527
Office Electronics - 0.2%
Xerox Corp.	481,839	3,893,259
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	79,060	3,194,024
Applied Micro Circuits Corp. (a)	56,990	395,511
ASAT Holdings Ltd. (a)	1,762	0
ASML Holding NV	143,549	7,197,547
Avago Technologies Ltd.	43,928	1,711,874
Cirrus Logic, Inc. (a)	118,352	2,816,778
Cree, Inc. (a)	51,756	1,637,042
Cymer, Inc. (a)	136,643	6,832,150
Entropic Communications, Inc. (a)	296,485	1,728,508
Fairchild Semiconductor International, Inc. (a)	55,689	818,628
Freescale Semiconductor Holdings I Ltd.	286,646	4,411,482
Intersil Corp. Class A	197,748	2,214,778
LTX-Credence Corp. (a)	493,319	3,546,964
Marvell Technology Group Ltd. (a)	431,882	6,793,504
Maxim Integrated Products, Inc.	110,857	3,169,402
Micron Technology, Inc. (a)	421,678	3,415,592
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Novellus Systems, Inc. (a)	14,800	$ 738,668
NXP Semiconductors NV (a)	153,880	4,094,747
ON Semiconductor Corp. (a)	394,118	3,551,003
RF Micro Devices, Inc. (a)	591,333	2,944,838
Skyworks Solutions, Inc. (a)	118,355	3,272,516
Spansion, Inc. Class A (a)	90,657	1,104,202
TriQuint Semiconductor, Inc. (a)	248,535	1,713,649
		67,303,407
Software - 2.1%
Autodesk, Inc. (a)	27,200	1,151,104
Citrix Systems, Inc. (a)	78,730	6,212,584
Electronic Arts, Inc. (a)	45,299	746,528
Informatica Corp. (a)	20,269	1,072,230
JDA Software Group, Inc. (a)	59,564	1,636,819
Microsoft Corp.	470,660	15,178,785
Oracle Corp.	415,277	12,109,477
Royalblue Group PLC	38,263	1,012,888
Synopsys, Inc. (a)	8,269	253,528
Take-Two Interactive Software, Inc. (a)	52,400	806,174
		40,180,117
TOTAL INFORMATION TECHNOLOGY		268,062,885
MATERIALS - 3.5%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	7,700	706,860
Ashland, Inc.	31,494	1,923,024
CF Industries Holdings, Inc.	7,111	1,298,824
Clariant AG (Reg.) (a)	406,982	5,617,587
Ecolab, Inc.	30,304	1,870,363
Ferro Corp. (a)	38,095	226,284
Huabao International Holdings Ltd.	1,171,000	761,506
Kraton Performance Polymers, Inc. (a)	45,400	1,206,278
LyondellBasell Industries NV Class A	82,766	3,612,736
Nitto Denko Corp.	3,500	142,676
Spartech Corp. (a)	219,133	1,069,369
The Mosaic Co.	60,198	3,328,347
W.R. Grace & Co. (a)	151,874	8,778,317
		30,542,171
Construction Materials - 0.1%
Cemex SA de CV sponsored ADR	61,568	477,768
HeidelbergCement Finance AG	35,290	2,136,023
		2,613,791
Containers & Packaging - 0.2%
HSIL Ltd.	40,818	115,321
Nampak Ltd. (f)	79,800	241,355
Rock-Tenn Co. Class A	38,915	2,629,097

	Shares	Value
Sealed Air Corp.	29,570	$ 570,997
Youyuan International Holdings Ltd.	793,000	188,917
		3,745,687
Metals & Mining - 1.6%
Agnico-Eagle Mines Ltd. (Canada)	49,600	1,652,753
Anglo American PLC (United Kingdom)	31,300	1,170,004
AngloGold Ashanti Ltd. sponsored ADR	12,800	472,576
Avion Gold Corp. (a)	470,900	481,498
Avion Gold Corp. (e)	39,600	40,491
Commercial Metals Co.	221,065	3,276,183
Copper Mountain Mining Corp. (a)	76,600	323,278
Eldorado Gold Corp.	90,209	1,238,899
First Quantum Minerals Ltd.	51,600	983,842
Freeport-McMoRan Copper & Gold, Inc.	94,956	3,612,126
Goldcorp, Inc.	108,400	4,885,634
Ivanhoe Mines Ltd. (a)	285,170	4,485,306
Newcrest Mining Ltd.	86,097	2,646,202
Randgold Resources Ltd. sponsored ADR	52,758	4,641,649
Silver Wheaton Corp.	20,300	673,173
		30,583,614
TOTAL MATERIALS		67,485,263
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	71,351	2,757,716
China Telecom Corp. Ltd. (H Shares)	1,002,000	552,915
China Unicom Ltd.	790,000	1,329,379
		4,640,010
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	77,001	3,912,421
TIM Participacoes SA	262,381	1,674,054
Turkcell Iletisim Hizmet A/S (a)	229,000	1,167,726
		6,754,201
TOTAL TELECOMMUNICATION SERVICES		11,394,211
UTILITIES - 1.6%
Electric Utilities - 0.7%
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR (d)	67,800	871,908
Ceske Energeticke Zavody A/S	15,000	644,471
Edison International	92,469	3,930,857
El Paso Electric Co.	30,800	1,000,692
Fortum Corp.	16,014	388,699
NextEra Energy, Inc.	56,113	3,427,382
Northeast Utilities	54,950	2,039,744
PPL Corp.	9,469	267,594
		12,571,347
Gas Utilities - 0.1%
Aygaz A/S	10,140	52,108
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
China Gas Holdings Ltd.	814,000	$ 392,032
ONEOK, Inc.	18,985	1,550,315
		1,994,455
Independent Power Producers & Energy Traders - 0.5%
The AES Corp. (a)	765,799	10,008,993
Multi-Utilities - 0.3%
CMS Energy Corp.	19,683	433,026
National Grid PLC	159,642	1,609,010
PG&E Corp.	61,895	2,686,862
Sempra Energy	31,007	1,859,180
		6,588,078
TOTAL UTILITIES		31,162,873
TOTAL COMMON STOCKS (Cost $1,120,770,856)		1,322,067,804
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Halcon Resources Corp. 8.00% (i)	14	1,181,880
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	21,500	2,225,895
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. Series A, 6.25%	13,700	845,153
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	48	0
TOTAL INFORMATION TECHNOLOGY		845,153
TOTAL CONVERTIBLE PREFERRED STOCKS		4,252,928
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	14,700	2,584,874
TOTAL PREFERRED STOCKS (Cost $6,080,317)		6,837,802
Investment Companies - 0.1%

Ares Capital Corp. (Cost $1,932,389)	143,420	2,344,917
Convertible Bonds - 0.4%
	Principal Amount	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (i)	$ 1,162,000	$ 1,034,831
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	2,396,000	1,425,620
INDUSTRIALS - 0.0%
Building Products - 0.0%
Aspen Aerogels, Inc. 8% 6/1/14 (i)	516,700	516,700
MATERIALS - 0.2%
Metals & Mining - 0.2%
Ivanplats Ltd.
8% 11/10/14 pay-in-kind (g)(i)	4,002,000	4,150,474
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	540,000	417,825
TOTAL CONVERTIBLE BONDS (Cost $7,417,041)		7,545,450
Fixed-Income Funds - 27.8%
	Shares
Fidelity High Income Central Fund 2 (h)	822,790	91,749,261
Fidelity VIP Investment Grade Central Fund (h)	4,142,803	445,558,460
TOTAL FIXED-INCOME FUNDS (Cost $500,379,865)		537,307,721
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.14% (b)	52,189,674	52,189,674
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	14,427,086	14,427,086
TOTAL MONEY MARKET FUNDS (Cost $66,616,760)		66,616,760
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,703,197,228)	1,942,720,454
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(10,565,211)
NET ASSETS - 100%	$ 1,932,155,243
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,848,560 or 0.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,358,245 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 1,162,000
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 516,700
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,538,390
Halcon Resources Corp. 8.00%	3/1/12	$ 1,260,000
Horizon Pharma, Inc.	2/29/12	$ 576,371
Horizon Pharma, Inc. warrants 2/28/17	2/29/12	$ 5,017
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	11/10/11 - 3/28/12	$ 4,081,426
Mood Media Corp.	2/2/11	$ 514,497
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,274
Fidelity High Income Central Fund 2	1,608,711
Fidelity Securities Lending Cash Central Fund	73,518
Fidelity VIP Investment Grade Central Fund	3,453,165
Total	$ 5,145,668
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 86,450,004	$ 1,608,711	$ -	$ 91,749,261	13.0%
Fidelity VIP Investment Grade Central Fund	441,409,699	4,543,001	-	445,558,460	10.9%
Total	$ 527,859,703	$ 6,151,712	$ -	$ 537,307,721
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 152,142,769	$ 150,853,093	$ 1,289,676	$ -
Consumer Staples	109,677,232	101,139,732	8,537,500	-
Energy	165,494,938	164,226,626	1,268,312	-
Financials	195,831,881	189,667,557	6,164,324	-
Health Care	148,817,437	141,335,024	7,467,564	14,849
Industrials	177,990,964	176,176,745	1,814,219	-
Information Technology	268,908,038	267,015,065	-	1,892,973
Materials	67,485,263	67,342,587	142,676	-
Telecommunication Services	11,394,211	8,344,191	3,050,020	-
Utilities	31,162,873	29,553,863	1,609,010	-
Investment Companies	2,344,917	2,344,917	-	-
Corporate Bonds	7,545,450	-	1,843,445	5,702,005
Fixed-Income Funds	537,307,721	537,307,721	-	-
Money Market Funds	66,616,760	66,616,760	-	-
Total Investments in Securities:	$ 1,942,720,454	$ 1,901,923,881	$ 33,186,746	$ 7,609,827
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 4,884,675
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	342,572
Cost of Purchases	2,382,580
Proceeds of Sales	(5,746)
Amortization/Accretion	-
Transfers in to Level 3	5,476
Transfers out of Level 3	-
Ending Balance	$ 7,609,827
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 342,572

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $1,703,011,135. Net unrealized appreciation aggregated $239,709,319, of which $320,910,845 related to appreciated investment securities and $81,201,256 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

March 31, 2012

1.799855.108

VIPDCA-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
CONSUMER DISCRETIONARY - 33.6%
Auto Components - 0.5%
Gentex Corp.	12,457	$ 305,197
Automobiles - 1.8%
Ford Motor Co.	86,390	1,079,011
Diversified Consumer Services - 0.5%
ITT Educational Services, Inc. (a)(d)	4,596	303,979
Hotels, Restaurants & Leisure - 7.0%
Arcos Dorados Holdings, Inc.	7,300	132,057
Las Vegas Sands Corp.	17,097	984,274
McDonald's Corp.	3,943	386,808
Paddy Power PLC (Ireland)	13,742	865,402
Starbucks Corp.	21,213	1,185,595
Wyndham Worldwide Corp.	12,410	577,189
		4,131,325
Household Durables - 1.2%
M.D.C. Holdings, Inc.	14,400	371,376
PulteGroup, Inc. (a)	37,352	330,565
		701,941
Media - 4.6%
Cablevision Systems Corp. - NY Group Class A	16,600	243,688
Comcast Corp. Class A (special) (non-vtg.)	12,967	382,656
Interpublic Group of Companies, Inc.	95,378	1,088,263
Virgin Media, Inc.	39,420	984,712
		2,699,319
Multiline Retail - 0.6%
Dollar General Corp. (a)	7,282	336,428
Specialty Retail - 12.6%
Bed Bath & Beyond, Inc. (a)	21,810	1,434,444
DSW, Inc. Class A	26,335	1,442,368
Express, Inc. (a)	24,861	621,028
Home Depot, Inc.	14,019	705,296
Limited Brands, Inc.	14,265	684,720
TJX Companies, Inc.	52,420	2,081,598
Ulta Salon, Cosmetics & Fragrance, Inc.	5,211	484,050
		7,453,504
Textiles, Apparel & Luxury Goods - 4.8%
Coach, Inc.	6,259	483,696
Deckers Outdoor Corp. (a)	2,107	132,846
Oxford Industries, Inc.	8,055	409,355
PVH Corp.	16,824	1,502,888
VF Corp.	2,100	306,558
		2,835,343
TOTAL CONSUMER DISCRETIONARY		19,846,047
CONSUMER STAPLES - 8.2%
Beverages - 1.0%
Monster Beverage Corp. (a)	9,826	610,096

	Shares	Value
Food & Staples Retailing - 0.7%
Whole Foods Market, Inc.	4,848	$ 403,354
Personal Products - 0.7%
Nu Skin Enterprises, Inc. Class A	6,695	387,707
Tobacco - 5.8%
British American Tobacco PLC (United Kingdom)	5,269	265,424
Lorillard, Inc.	15,222	1,970,945
Reynolds American, Inc.	28,550	1,183,112
		3,419,481
TOTAL CONSUMER STAPLES		4,820,638
ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Chevron Corp.	7,936	851,057
Occidental Petroleum Corp.	18,844	1,794,514
		2,645,571
FINANCIALS - 15.0%
Capital Markets - 3.0%
Morgan Stanley	88,802	1,744,071
Commercial Banks - 5.7%
BB&T Corp.	24,934	782,678
Fifth Third Bancorp	64,061	900,057
SunTrust Banks, Inc.	19,694	476,004
Wells Fargo & Co.	35,822	1,222,963
		3,381,702
Diversified Financial Services - 5.0%
Citigroup, Inc.	33,179	1,212,692
JPMorgan Chase & Co.	37,306	1,715,330
		2,928,022
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	39,572	789,857
TOTAL FINANCIALS		8,843,652
HEALTH CARE - 6.3%
Biotechnology - 5.4%
Alexion Pharmaceuticals, Inc. (a)	4,129	383,419
Amgen, Inc.	11,899	809,013
Biogen Idec, Inc. (a)	13,419	1,690,391
Gilead Sciences, Inc. (a)	6,645	324,608
		3,207,431
Pharmaceuticals - 0.9%
Elan Corp. PLC sponsored ADR (a)	19,430	291,644
Shire PLC	7,500	239,973
		531,617
TOTAL HEALTH CARE		3,739,048
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.5%
Aerospace & Defense - 1.9%
Textron, Inc.	40,762	$ 1,134,406
Airlines - 5.4%
Delta Air Lines, Inc. (a)	25,350	251,219
United Continental Holdings, Inc. (a)(d)	113,014	2,429,801
US Airways Group, Inc. (a)(d)	67,403	511,589
		3,192,609
Commercial Services & Supplies - 0.5%
Pitney Bowes, Inc. (d)	16,584	291,547
Construction & Engineering - 0.1%
Foster Wheeler AG (a)	3,360	76,474
Industrial Conglomerates - 1.4%
Danaher Corp.	14,498	811,888
Machinery - 0.5%
Chart Industries, Inc. (a)	3,837	281,367
Marine - 0.0%
Irish Continental Group PLC unit	1,000	21,072
Professional Services - 0.3%
Robert Half International, Inc.	4,671	141,531
Trading Companies & Distributors - 1.4%
Air Lease Corp. Class A	11,830	284,748
WESCO International, Inc. (a)	8,251	538,873
		823,621
TOTAL INDUSTRIALS		6,774,515
INFORMATION TECHNOLOGY - 14.7%
Computers & Peripherals - 5.3%
Apple, Inc. (a)	5,263	3,155,011
Internet Software & Services - 2.0%
VeriSign, Inc.	30,659	1,175,466
IT Services - 1.3%
Paychex, Inc.	8,681	269,024
Visa, Inc. Class A	4,194	494,892
		763,916
Software - 6.1%
Ariba, Inc. (a)	28,664	937,599

	Shares	Value
Autodesk, Inc. (a)	17,483	$ 739,881
Intuit, Inc.	10,972	659,746
Microsoft Corp.	39,408	1,270,908
		3,608,134
TOTAL INFORMATION TECHNOLOGY		8,702,527
MATERIALS - 1.2%
Chemicals - 1.2%
Solutia, Inc.	24,949	697,075
TOTAL COMMON STOCKS (Cost $46,619,433)		56,069,073
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 0.14% (b)	3,742,096	3,742,096
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	683,956	683,956
TOTAL MONEY MARKET FUNDS (Cost $4,426,052)		4,426,052
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $51,045,485)	60,495,125
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(1,496,845)
NET ASSETS - 100%	$ 58,998,280
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,545
Fidelity Securities Lending Cash Central Fund	6,656
Total	$ 8,201
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 19,846,047	$ 19,846,047	$ -	$ -
Consumer Staples	4,820,638	4,555,214	265,424	-
Energy	2,645,571	2,645,571	-	-
Financials	8,843,652	8,843,652	-	-
Health Care	3,739,048	3,499,075	239,973	-
Industrials	6,774,515	6,774,515	-	-
Information Technology	8,702,527	8,702,527	-	-
Materials	697,075	697,075	-	-
Money Market Funds	4,426,052	4,426,052	-	-
Total Investments in Securities:	$ 60,495,125	$ 59,989,728	$ 505,397	$ -
Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $51,307,281. Net unrealized appreciation aggregated $9,187,844, of which $12,444,001 related to appreciated investment securities and $3,256,157 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth & Income Portfolio

March 31, 2012

1.799851.108

VIPGI-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.4%
Gentex Corp.	23,600	$ 578,200
Johnson Controls, Inc.	84,423	2,742,059
		3,320,259
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	30,692	2,760,071
Distributors - 0.3%
Li & Fung Ltd.	784,000	1,799,073
LKQ Corp. (a)	22,200	691,974
		2,491,047
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	93,640	9,186,084
Yum! Brands, Inc.	45,081	3,208,866
		12,394,950
Household Durables - 1.4%
D.R. Horton, Inc.	168,688	2,558,997
Lennar Corp. Class A	12,400	337,032
Newell Rubbermaid, Inc.	73,017	1,300,433
Ryland Group, Inc.	163,751	3,157,119
Toll Brothers, Inc. (a)	166,650	3,997,934
		11,351,515
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	88,333	3,243,588
Media - 4.7%
Comcast Corp. Class A (special) (non-vtg.)	486,291	14,350,447
Informa PLC	37,143	262,296
The Walt Disney Co.	81,523	3,569,077
Thomson Reuters Corp.	63,600	1,838,729
Time Warner Cable, Inc.	34,144	2,782,736
Time Warner, Inc.	319,158	12,048,215
Viacom, Inc. Class B (non-vtg.)	52,871	2,509,258
		37,360,758
Multiline Retail - 1.6%
Target Corp.	215,740	12,571,170
Specialty Retail - 2.0%
Destination Maternity Corp.	29,800	553,386
Lowe's Companies, Inc.	424,878	13,332,672
Staples, Inc.	120,683	1,952,651
		15,838,709
TOTAL CONSUMER DISCRETIONARY		101,332,067
CONSUMER STAPLES - 11.4%
Beverages - 3.3%
Dr Pepper Snapple Group, Inc.	134,571	5,411,100
PepsiCo, Inc.	130,965	8,689,528
The Coca-Cola Co.	166,509	12,323,331
		26,423,959

	Shares	Value
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	84,564	$ 3,788,467
Tesco PLC	90,300	476,635
Walgreen Co.	109,735	3,675,025
		7,940,127
Food Products - 1.2%
Danone	76,300	5,321,917
Kellogg Co.	72,721	3,900,027
		9,221,944
Household Products - 4.0%
Colgate-Palmolive Co.	47,302	4,625,190
Kimberly-Clark Corp.	140,941	10,414,130
Procter & Gamble Co.	239,249	16,079,925
WD-40 Co.	4,372	198,270
		31,317,515
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	92,000	9,312,240
Lorillard, Inc.	47,236	6,116,117
		15,428,357
TOTAL CONSUMER STAPLES		90,331,902
ENERGY - 11.1%
Energy Equipment & Services - 1.4%
Exterran Partners LP	62,200	1,342,276
Halliburton Co.	193,565	6,424,422
Schlumberger Ltd.	47,280	3,306,290
		11,072,988
Oil, Gas & Consumable Fuels - 9.7%
ARC Resources Ltd. (d)	56,100	1,287,845
Atlas Pipeline Partners, LP	38,300	1,355,054
Bonavista Energy Corp. (e)	30,600	619,638
BP PLC sponsored ADR	54,567	2,455,515
Chevron Corp.	254,749	27,319,283
Exxon Mobil Corp.	241,460	20,941,826
Holly Energy Partners LP	3,500	213,640
Inergy LP	19,360	316,923
Inergy Midstream LP	10,900	227,919
Legacy Reserves LP	24,802	717,274
Markwest Energy Partners LP	7,600	444,220
Occidental Petroleum Corp.	21,000	1,999,830
Penn West Petroleum Ltd. (d)	56,500	1,103,890
Royal Dutch Shell PLC Class A (United Kingdom)	286,090	10,006,330
Suncor Energy, Inc.	159,800	5,220,673
Williams Companies, Inc.	99,810	3,075,146
		77,305,006
TOTAL ENERGY		88,377,994
Common Stocks - continued
	Shares	Value
FINANCIALS - 19.5%
Capital Markets - 3.9%
Ashmore Group PLC	371,328	$ 2,182,726
BlackRock, Inc. Class A	5,100	1,044,990
Charles Schwab Corp.	412,173	5,922,926
Greenhill & Co., Inc.	13,467	587,700
ICAP PLC	193,700	1,216,985
KKR & Co. LP	226,441	3,358,120
Morgan Stanley	303,571	5,962,134
Northern Trust Corp.	87,623	4,157,711
State Street Corp.	33,272	1,513,876
T. Rowe Price Group, Inc.	29,452	1,923,216
The Blackstone Group LP	160,885	2,564,507
UBS AG (NY Shares)	61,700	865,034
		31,299,925
Commercial Banks - 7.1%
Bank of Montreal	7,600	451,787
BB&T Corp.	184,888	5,803,634
City National Corp.	28,256	1,482,592
Comerica, Inc.	27,528	890,806
DBS Group Holdings Ltd.	28,193	318,066
First Niagara Financial Group, Inc.	53,067	522,179
HSBC Holdings PLC sponsored ADR	14,896	661,233
Standard Chartered PLC (United Kingdom)	95,864	2,392,018
SunTrust Banks, Inc.	187,321	4,527,549
U.S. Bancorp	290,029	9,188,119
UMB Financial Corp.	2,800	125,258
Wells Fargo & Co.	872,271	29,779,332
		56,142,573
Diversified Financial Services - 6.4%
Citigroup, Inc.	271,750	9,932,463
CME Group, Inc.	14,200	4,108,486
JPMorgan Chase & Co.	704,613	32,398,106
KKR Financial Holdings LLC	503,890	4,640,827
		51,079,882
Insurance - 1.2%
ACE Ltd.	8,610	630,252
AXA SA	59,400	984,690
Euler Hermes SA	12,033	945,216
Lincoln National Corp.	27,400	722,264
MetLife, Inc.	85,011	3,175,161
MetLife, Inc. unit (a)	40,000	2,822,800
		9,280,383
Real Estate Investment Trusts - 0.8%
American Capital Agency Corp.	30,400	898,016
CBL & Associates Properties, Inc.	93,010	1,759,749
Education Realty Trust, Inc.	34,600	375,064
Public Storage	8,734	1,206,777
Rayonier, Inc.	7,705	339,713

	Shares	Value
Sun Communities, Inc.	22,941	$ 994,034
Two Harbors Investment Corp.	69,500	704,730
		6,278,083
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	21,148	104,894
Radian Group, Inc.	94,900	412,815
		517,709
TOTAL FINANCIALS		154,598,555
HEALTH CARE - 9.5%
Biotechnology - 1.0%
Amgen, Inc.	104,804	7,125,624
ARIAD Pharmaceuticals, Inc. (a)	46,300	738,485
		7,864,109
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	4,500	269,010
St. Jude Medical, Inc.	22,500	996,975
		1,265,985
Health Care Providers & Services - 2.2%
Aetna, Inc.	65,327	3,276,802
McKesson Corp.	81,326	7,137,983
WellPoint, Inc.	98,624	7,278,451
		17,693,236
Life Sciences Tools & Services - 0.1%
QIAGEN NV (a)	80,160	1,248,091
Pharmaceuticals - 6.0%
Abbott Laboratories	95,000	5,822,550
Cardiome Pharma Corp. (a)	131,835	92,943
Eli Lilly & Co.	23,400	942,318
GlaxoSmithKline PLC sponsored ADR	142,500	6,399,675
Johnson & Johnson	137,088	9,042,324
Merck & Co., Inc.	356,777	13,700,237
Pfizer, Inc.	455,354	10,318,322
Sanofi SA	19,731	1,530,901
		47,849,270
TOTAL HEALTH CARE		75,920,691
INDUSTRIALS - 13.4%
Aerospace & Defense - 3.5%
Honeywell International, Inc.	85,043	5,191,875
Meggitt PLC	63,600	410,880
MTU Aero Engines Holdings AG	7,813	629,252
Raytheon Co.	68,672	3,624,508
Rockwell Collins, Inc.	96,000	5,525,760
The Boeing Co.	70,200	5,220,774
United Technologies Corp.	89,339	7,409,777
		28,012,826
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	45,881	$ 3,004,747
United Parcel Service, Inc. Class B	72,233	5,830,648
		8,835,395
Building Products - 0.9%
Lennox International, Inc.	58,810	2,370,043
Owens Corning (a)	135,814	4,893,378
		7,263,421
Commercial Services & Supplies - 0.6%
Healthcare Services Group, Inc.	1,689	35,925
HNI Corp.	3,200	88,800
Interface, Inc. Class A	90,185	1,258,081
Intrum Justitia AB	15,591	259,214
Knoll, Inc.	7,259	120,790
Republic Services, Inc.	87,270	2,666,971
Ritchie Brothers Auctioneers, Inc. (d)	15,300	363,528
		4,793,309
Electrical Equipment - 0.7%
Acuity Brands, Inc.	3,400	213,622
Emerson Electric Co.	91,474	4,773,113
Zumtobel AG	4,091	57,779
		5,044,514
Industrial Conglomerates - 3.6%
3M Co.	3,333	297,337
Danaher Corp.	94,800	5,308,800
General Electric Co.	804,219	16,140,675
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.) (d)	287,675	5,854,186
Siemens AG	11,567	1,166,420
		28,767,418
Machinery - 1.6%
Douglas Dynamics, Inc.	128,382	1,765,253
Fiat Industrial SpA	72,285	771,223
Graco, Inc.	19,730	1,046,874
Illinois Tool Works, Inc.	27,500	1,570,800
Ingersoll-Rand PLC	110,843	4,583,358
Schindler Holding AG (participation certificate)	5,457	656,508
Stanley Black & Decker, Inc.	30,075	2,314,572
		12,708,588
Marine - 0.1%
Kuehne & Nagel International AG	3,590	485,587
Professional Services - 1.1%
Bureau Veritas SA	37,469	3,298,055
Michael Page International PLC	481,388	3,695,905
Robert Half International, Inc.	43,837	1,328,261
		8,322,221
Road & Rail - 0.0%
J.B. Hunt Transport Services, Inc.	2,200	119,614

	Shares	Value
Trading Companies & Distributors - 0.2%
Watsco, Inc.	24,488	$ 1,813,092
TOTAL INDUSTRIALS		106,165,985
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.4%
Cisco Systems, Inc.	327,595	6,928,634
Juniper Networks, Inc. (a)	94,376	2,159,323
QUALCOMM, Inc.	36,928	2,511,843
		11,599,800
Computers & Peripherals - 6.2%
Apple, Inc. (a)	67,124	40,238,819
EMC Corp. (a)	173,467	5,183,194
Hewlett-Packard Co.	166,775	3,974,248
		49,396,261
Electronic Equipment & Components - 0.1%
Premier Farnell PLC	184,995	635,000
Internet Software & Services - 1.7%
Google, Inc. Class A (a)	20,913	13,410,252
IT Services - 5.6%
Accenture PLC Class A	26,700	1,722,150
Cognizant Technology Solutions Corp. Class A (a)	40,190	3,092,621
Fidelity National Information Services, Inc.	148,404	4,915,140
IBM Corp.	23,150	4,830,248
MasterCard, Inc. Class A	20,511	8,625,696
Paychex, Inc.	348,123	10,788,332
The Western Union Co.	211,494	3,722,294
Visa, Inc. Class A	55,791	6,583,338
		44,279,819
Software - 2.6%
Intuit, Inc.	13,444	808,388
Microsoft Corp.	453,328	14,619,828
Oracle Corp.	111,217	3,243,088
Royalblue Group PLC	62,952	1,666,448
Solera Holdings, Inc.	875	40,154
		20,377,906
TOTAL INFORMATION TECHNOLOGY		139,699,038
MATERIALS - 0.4%
Chemicals - 0.4%
E.I. du Pont de Nemours & Co.	26,643	1,409,415
Syngenta AG (Switzerland)	5,510	1,898,648
		3,308,063
Metals & Mining - 0.0%
Reliance Steel & Aluminum Co.	2,098	118,495
TOTAL MATERIALS		3,426,558
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	18,744	$ 724,456
Cogent Communications Group, Inc. (a)	4,100	78,228
Koninklijke KPN NV	36,155	397,703
		1,200,387
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC sponsored ADR	41,028	1,135,245
TOTAL TELECOMMUNICATION SERVICES		2,335,632
UTILITIES - 2.1%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	26,838	1,035,410
Edison International	2,700	114,777
FirstEnergy Corp.	58,669	2,674,720
NextEra Energy, Inc.	20,947	1,279,443
PPL Corp.	59,019	1,667,877
		6,772,227
Gas Utilities - 0.1%
National Fuel Gas Co.	22,753	1,094,874
Multi-Utilities - 1.1%
National Grid PLC	503,539	5,075,100
PG&E Corp.	33,869	1,470,253
Suez Environnement SA	61,700	946,291
TECO Energy, Inc.	62,012	1,088,311
		8,579,955
TOTAL UTILITIES		16,447,056
TOTAL COMMON STOCKS (Cost $666,651,581)		778,635,478
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.7%
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.6%
Alere, Inc. 3.00%	17,577	4,236,057
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	16,000	858,400
TOTAL CONVERTIBLE PREFERRED STOCKS		5,094,457

	Shares	Value
Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG	23,890	$ 4,200,860
TOTAL PREFERRED STOCKS (Cost $9,306,086)		9,295,317
Corporate Bonds - 0.6%
	Principal Amount
Convertible Bonds - 0.5%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc. 3% 2/27/17 (f)	$ 793,000	706,214
Chesapeake Energy Corp. 2.5% 5/15/37	600,000	554,040
		1,260,254
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.2%
HeartWare International, Inc. 3.5% 12/15/17	560,000	577,500
Integra LifeSciences Holdings Corp. 1.625% 12/15/16 (e)	1,670,000	1,506,131
		2,083,631
Life Sciences Tools & Services - 0.1%
Illumina, Inc. 0.25% 3/15/16 (e)	540,000	517,725
TOTAL HEALTH CARE		2,601,356
TOTAL CONVERTIBLE BONDS		3,861,610
Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc. 5.625% 2/15/13	1,145,000	1,024,775
TOTAL CORPORATE BONDS (Cost $4,670,762)		4,886,385
Money Market Funds - 1.0%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	1,982,030	$ 1,982,030
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	6,358,040	6,358,040
TOTAL MONEY MARKET FUNDS (Cost $8,340,070)		8,340,070
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $688,968,499)	801,157,250
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(7,336,562)
NET ASSETS - 100%	$ 793,820,688
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,643,494 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $706,214 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 793,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 373
Fidelity Securities Lending Cash Central Fund	7,325
Total	$ 7,698
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 105,532,927	$ 105,532,927	$ -	$ -
Consumer Staples	90,331,902	90,331,902	-	-
Energy	88,377,994	78,371,664	10,006,330	-
Financials	154,598,555	151,775,755	2,822,800	-
Health Care	80,156,748	78,625,847	1,530,901	-
Industrials	106,165,985	104,999,565	1,166,420	-
Information Technology	139,699,038	139,699,038	-	-
Materials	3,426,558	1,527,910	1,898,648	-
Telecommunication Services	2,335,632	2,335,632	-	-
Utilities	17,305,456	11,371,956	5,933,500	-
Corporate Bonds	4,886,385	-	4,180,171	706,214
Money Market Funds	8,340,070	8,340,070	-	-
Total Investments in Securities:	$ 801,157,250	$ 772,912,266	$ 27,538,770	$ 706,214
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(86,786)
Cost of Purchases	793,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 706,214
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ (86,786)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $693,988,023. Net unrealized appreciation aggregated $107,169,227, of which $134,993,136 related to appreciated investment securities and $27,823,909 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Opportunities Portfolio

March 31, 2012

1.799866.108

VIPGRO-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 0.3%
Johnson Controls, Inc.	8,100	$ 263,088
Tenneco, Inc. (a)	34,000	1,263,100
		1,526,188
Automobiles - 0.2%
Ford Motor Co.	47,900	598,271
Tesla Motors, Inc. (a)	1,900	70,756
		669,027
Diversified Consumer Services - 0.1%
Weight Watchers International, Inc.	5,600	432,264
Hotels, Restaurants & Leisure - 4.2%
Arcos Dorados Holdings, Inc.	41,800	756,162
BJ's Restaurants, Inc. (a)	59,800	3,010,930
Buffalo Wild Wings, Inc. (a)	9,300	843,417
Chipotle Mexican Grill, Inc. (a)	5,200	2,173,600
Dunkin' Brands Group, Inc.	30,500	918,355
Hyatt Hotels Corp. Class A (a)	21,900	935,568
Las Vegas Sands Corp. warrants 11/16/13 (a)	2,600	2,235,103
McDonald's Corp.	34,900	3,423,690
Starbucks Corp.	55,100	3,079,539
Starwood Hotels & Resorts Worldwide, Inc.	30,300	1,709,223
The Cheesecake Factory, Inc. (a)	14,700	432,033
		19,517,620
Household Durables - 2.0%
iRobot Corp. (a)	10,600	288,956
Lennar Corp. Class A (d)	161,300	4,384,134
SodaStream International Ltd. (a)	16,600	559,088
Tempur-Pedic International, Inc. (a)	19,200	1,621,056
Toll Brothers, Inc. (a)	74,300	1,782,457
Tupperware Brands Corp.	12,100	768,350
		9,404,041
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	21,400	4,333,714
Groupon, Inc. Class A (a)(d)	18,100	332,678
		4,666,392
Media - 1.5%
Comcast Corp. Class A	13,800	414,138
DIRECTV (a)	32,500	1,603,550
DreamWorks Animation SKG, Inc. Class A (a)	8,300	153,135
IMAX Corp. (a)	59,200	1,446,848
Lions Gate Entertainment Corp. (a)(d)	62,700	872,784
Pandora Media, Inc.	126,200	1,288,502
The Walt Disney Co.	25,600	1,120,768
		6,899,725

	Shares	Value
Multiline Retail - 0.7%
JCPenney Co., Inc.	61,850	$ 2,191,346
Target Corp.	21,300	1,241,151
		3,432,497
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A	17,100	848,331
Bed Bath & Beyond, Inc. (a)	12,600	828,702
DSW, Inc. Class A	31,800	1,741,686
Francescas Holdings Corp. (a)	23,800	752,318
Home Depot, Inc.	38,100	1,916,811
Lumber Liquidators Holdings, Inc. (a)(d)	59,100	1,484,001
Staples, Inc.	22,800	368,904
Ulta Salon, Cosmetics & Fragrance, Inc.	18,800	1,746,332
		9,687,085
Textiles, Apparel & Luxury Goods - 5.7%
Coach, Inc.	33,800	2,612,064
Fossil, Inc. (a)	39,900	5,266,002
Liz Claiborne, Inc. (a)(d)	79,000	1,055,440
lululemon athletica, Inc. (a)(d)	144,472	10,789,169
Michael Kors Holdings Ltd.	65,000	3,028,350
NIKE, Inc. Class B	15,600	1,691,664
Steven Madden Ltd. (a)	42,650	1,823,288
Under Armour, Inc. Class A (sub. vtg.) (a)	4,800	451,200
		26,717,177
TOTAL CONSUMER DISCRETIONARY		82,952,016
CONSUMER STAPLES - 7.9%
Beverages - 1.5%
PepsiCo, Inc.	29,600	1,963,960
The Coca-Cola Co.	64,500	4,773,645
		6,737,605
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	10,000	908,000
Drogasil SA	4,581	44,532
Fresh Market, Inc. (a)	11,200	537,040
Wal-Mart Stores, Inc.	37,000	2,264,400
Walgreen Co.	22,100	740,129
Whole Foods Market, Inc.	20,300	1,688,960
		6,183,061
Food Products - 0.9%
Green Mountain Coffee Roasters, Inc. (a)(d)	52,500	2,459,100
Mead Johnson Nutrition Co. Class A	19,300	1,591,864
		4,050,964
Household Products - 0.5%
Church & Dwight Co., Inc.	16,400	806,716
Procter & Gamble Co.	22,500	1,512,225
		2,318,941
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.6%
Avon Products, Inc.	16,058	$ 310,883
Herbalife Ltd.	105,800	7,281,156
		7,592,039
Tobacco - 2.1%
Altria Group, Inc.	84,700	2,614,689
Lorillard, Inc.	3,400	440,232
Philip Morris International, Inc.	77,100	6,831,831
		9,886,752
TOTAL CONSUMER STAPLES		36,769,362
ENERGY - 8.0%
Energy Equipment & Services - 1.8%
FMC Technologies, Inc. (a)	15,960	804,703
Halliburton Co.	40,000	1,327,600
National Oilwell Varco, Inc.	18,003	1,430,698
Schlumberger Ltd.	69,500	4,860,135
		8,423,136
Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp.	19,400	1,519,796
Chesapeake Energy Corp.	28,736	665,813
Chevron Corp.	18,600	1,994,664
Cobalt International Energy, Inc. (a)	28,900	867,867
Concho Resources, Inc. (a)	12,100	1,235,168
EOG Resources, Inc.	5,600	622,160
Exxon Mobil Corp.	147,400	12,784,002
Hess Corp.	31,500	1,856,925
Noble Energy, Inc.	8,200	801,796
Occidental Petroleum Corp.	31,200	2,971,176
Peabody Energy Corp.	9,700	280,912
Plains Exploration & Production Co. (a)	48,800	2,081,320
Solazyme, Inc. (d)	4,600	67,298
Valero Energy Corp.	34,400	886,488
		28,635,385
TOTAL ENERGY		37,058,521
FINANCIALS - 3.3%
Capital Markets - 0.4%
Charles Schwab Corp.	65,900	946,983
Goldman Sachs Group, Inc.	4,509	560,784
Morgan Stanley	9,000	176,760
T. Rowe Price Group, Inc.	5,500	359,150
		2,043,677
Commercial Banks - 0.4%
Signature Bank (a)	9,100	573,664
Wells Fargo & Co.	34,700	1,184,658
		1,758,322

	Shares	Value
Consumer Finance - 1.3%
Discover Financial Services	178,200	$ 5,941,188
Diversified Financial Services - 0.9%
Bank of America Corp.	27,100	259,347
BM&F Bovespa SA	131,129	807,191
CME Group, Inc.	900	260,397
JPMorgan Chase & Co.	60,800	2,795,584
		4,122,519
Real Estate Investment Trusts - 0.2%
Simon Property Group, Inc.	5,187	755,642
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	25,000	475,250
TOTAL FINANCIALS		15,096,598
HEALTH CARE - 15.9%
Biotechnology - 12.5%
Alexion Pharmaceuticals, Inc. (a)	17,000	1,578,620
Alkermes PLC (a)	199,700	3,704,435
Alnylam Pharmaceuticals, Inc. (a)	8,200	90,774
Amarin Corp. PLC ADR (a)	42,200	477,704
Amylin Pharmaceuticals, Inc. (a)	199,800	4,987,008
Biogen Idec, Inc. (a)	6,900	869,193
Celgene Corp. (a)	13,965	1,082,567
Cepheid, Inc. (a)	81,900	3,425,877
Exelixis, Inc. (a)	418,328	2,166,939
Gilead Sciences, Inc. (a)	19,000	928,150
Human Genome Sciences, Inc. (a)(d)	242,200	1,995,728
ImmunoGen, Inc. (a)(d)	284,763	4,097,740
Immunomedics, Inc. (a)(d)	316,200	1,147,806
InterMune, Inc. (a)	57,700	846,459
Ironwood Pharmaceuticals, Inc. Class A (a)	29,000	385,990
Isis Pharmaceuticals, Inc. (a)(d)	275,606	2,417,065
Lexicon Pharmaceuticals, Inc. (a)(d)	1,725,163	3,208,803
Merrimack Pharmaceuticals, Inc.	7,900	48,901
Metabolix, Inc. (a)(d)	126,205	357,160
NPS Pharmaceuticals, Inc. (a)	55,000	376,200
Regeneron Pharmaceuticals, Inc. (a)	124,400	14,507,528
Rigel Pharmaceuticals, Inc. (a)	177,500	1,428,875
Seattle Genetics, Inc. (a)(d)	334,438	6,815,846
Transition Therapeutics, Inc. (a)	148,408	267,134
Transition Therapeutics, Inc. (f)	23,906	38,728
Vertex Pharmaceuticals, Inc. (a)	20,100	824,301
		58,075,531
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.	8,900	532,042
Health Care Providers & Services - 0.7%
Express Scripts, Inc. (a)	22,700	1,229,886
McKesson Corp.	8,900	781,153
Medco Health Solutions, Inc. (a)	14,600	1,026,380
		3,037,419
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.1%
athenahealth, Inc. (a)	6,200	$ 459,544
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	3,200	168,352
Pharmaceuticals - 2.5%
Abbott Laboratories	34,400	2,108,376
Allergan, Inc.	18,800	1,794,084
Auxilium Pharmaceuticals, Inc. (a)	17,900	332,403
Elan Corp. PLC sponsored ADR (a)	251,300	3,772,013
GlaxoSmithKline PLC sponsored ADR	17,100	767,961
Johnson & Johnson	11,800	778,328
MAP Pharmaceuticals, Inc. (a)	145,994	2,096,474
		11,649,639
TOTAL HEALTH CARE		73,922,527
INDUSTRIALS - 5.3%
Aerospace & Defense - 1.1%
Honeywell International, Inc.	25,400	1,550,670
The Boeing Co.	45,700	3,398,709
		4,949,379
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	43,800	3,535,536
Airlines - 0.1%
JetBlue Airways Corp. (a)	64,000	312,960
United Continental Holdings, Inc. (a)	14,500	311,750
		624,710
Construction & Engineering - 0.1%
Fluor Corp.	5,400	324,216
Quanta Services, Inc. (a)	15,841	331,077
		655,293
Electrical Equipment - 0.2%
Roper Industries, Inc.	7,700	763,532
Industrial Conglomerates - 1.0%
3M Co.	13,600	1,213,256
Danaher Corp.	53,100	2,973,600
General Electric Co.	36,700	736,569
		4,923,425
Machinery - 1.4%
Caterpillar, Inc.	33,100	3,525,812
Cummins, Inc.	7,600	912,304
Deere & Co.	11,700	946,530
ITT Corp.	5,150	118,141
Rexnord Holdings, Inc.	6,100	128,710
Westport Innovations, Inc. (a)	10,500	429,660
Xylem, Inc.	10,300	285,825
		6,346,982

	Shares	Value
Road & Rail - 0.6%
CSX Corp.	57,400	$ 1,235,248
Union Pacific Corp.	16,200	1,741,176
		2,976,424
TOTAL INDUSTRIALS		24,775,281
INFORMATION TECHNOLOGY - 36.4%
Communications Equipment - 3.6%
F5 Networks, Inc. (a)	4,000	539,840
Infinera Corp. (a)(d)	250,500	2,034,060
Juniper Networks, Inc. (a)	15,600	356,928
QUALCOMM, Inc.	128,995	8,774,239
Riverbed Technology, Inc. (a)	181,600	5,099,328
		16,804,395
Computers & Peripherals - 9.9%
Apple, Inc. (a)	68,042	40,789,137
Fusion-io, Inc.	118,000	3,352,380
NetApp, Inc. (a)	11,800	528,286
SanDisk Corp. (a)	22,200	1,100,898
Silicon Graphics International Corp. (a)(d)	39,079	378,285
		46,148,986
Electronic Equipment & Components - 0.1%
Corning, Inc.	23,000	323,840
Universal Display Corp. (a)	9,900	361,647
		685,487
Internet Software & Services - 4.2%
Akamai Technologies, Inc. (a)	18,700	686,290
Baidu.com, Inc. sponsored ADR (a)	18,800	2,740,476
Cornerstone OnDemand, Inc.	23,400	511,056
eBay, Inc. (a)	41,600	1,534,624
Facebook, Inc. Class B (f)	16,196	498,360
Google, Inc. Class A (a)	18,030	11,561,557
Mail.ru Group Ltd. GDR (a)(e)	700	27,615
OpenTable, Inc. (a)	2,300	93,081
Rackspace Hosting, Inc. (a)	34,100	1,970,639
		19,623,698
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	37,832	2,911,172
IBM Corp.	24,100	5,028,465
MasterCard, Inc. Class A	6,600	2,775,564
VeriFone Systems, Inc. (a)	11,900	617,253
Visa, Inc. Class A	33,500	3,953,000
		15,285,454
Semiconductors & Semiconductor Equipment - 5.8%
Advanced Micro Devices, Inc. (a)	29,500	236,590
Analog Devices, Inc.	4,900	197,960
Applied Materials, Inc.	33,000	410,520
Applied Micro Circuits Corp. (a)	64,200	445,548
Atmel Corp. (a)	21,400	211,004
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A	25,800	$ 1,013,940
Cree, Inc. (a)(d)	111,700	3,533,071
Cypress Semiconductor Corp.	351,300	5,490,819
Intel Corp.	13,900	390,729
NVIDIA Corp. (a)	363,600	5,595,804
Rambus, Inc. (a)	279,500	1,802,775
Silicon Laboratories, Inc. (a)	164,200	7,060,600
Xilinx, Inc.	11,400	415,302
		26,804,662
Software - 9.5%
Activision Blizzard, Inc.	182,200	2,335,804
Citrix Systems, Inc. (a)	23,400	1,846,494
Jive Software, Inc. (d)	11,500	312,340
Microsoft Corp.	190,400	6,140,400
NetSuite, Inc. (a)	28,000	1,408,120
Oracle Corp.	58,600	1,708,776
QLIK Technologies, Inc. (a)	58,929	1,885,728
Red Hat, Inc. (a)	143,700	8,606,193
salesforce.com, Inc. (a)	108,124	16,706,239
Solera Holdings, Inc.	15,700	720,473
TiVo, Inc. (a)	132,600	1,589,874
VMware, Inc. Class A (a)	8,800	988,856
		44,249,297
TOTAL INFORMATION TECHNOLOGY		169,601,979
MATERIALS - 3.3%
Chemicals - 2.3%
CF Industries Holdings, Inc.	9,700	1,771,705
Dow Chemical Co.	52,100	1,804,744
E.I. du Pont de Nemours & Co.	23,700	1,253,730
Monsanto Co.	67,000	5,343,920
The Mosaic Co.	14,500	801,705
		10,975,804
Metals & Mining - 1.0%
Barrick Gold Corp.	22,700	986,462
Freeport-McMoRan Copper & Gold, Inc.	53,100	2,019,924
Molycorp, Inc. (a)(d)	17,500	592,025
Mongolian Mining Corp. (a)	306,000	290,806
Nucor Corp.	13,800	592,710
		4,481,927
TOTAL MATERIALS		15,457,731
TOTAL COMMON STOCKS (Cost $306,431,476)		455,634,015
Money Market Funds - 6.6%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	10,499,398	$ 10,499,398
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	20,179,752	20,179,752
TOTAL MONEY MARKET FUNDS (Cost $30,679,150)		30,679,150
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $337,110,626)	486,313,165
NET OTHER ASSETS (LIABILITIES) - (4.5)%	(20,851,985)
NET ASSETS - 100%	$ 465,461,180
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,615 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $537,088 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 405,011
Transition Therapeutics, Inc.	11/21/11	$ 32,273
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,662
Fidelity Securities Lending Cash Central Fund	141,144
Total	$ 143,806
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 82,952,016	$ 80,716,913	$ 2,235,103	$ -
Consumer Staples	36,769,362	36,769,362	-	-
Energy	37,058,521	37,058,521	-	-
Financials	15,096,598	15,096,598	-	-
Health Care	73,922,527	73,883,799	38,728	-
Industrials	24,775,281	24,775,281	-	-
Information Technology	169,601,979	169,103,619	-	498,360
Materials	15,457,731	15,457,731	-	-
Money Market Funds	30,679,150	30,679,150	-	-
Total Investments in Securities:	$ 486,313,165	$ 483,540,974	$ 2,273,831	$ 498,360
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 404,900
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	93,460
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 498,360
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 93,460

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $337,886,270. Net unrealized appreciation aggregated $148,426,895, of which $169,045,871 related to appreciated investment securities and $20,618,976 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Strategies Portfolio

March 31, 2012

1.799850.108

VIPAG-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 19.8%
Automobiles - 0.6%
Tesla Motors, Inc. (a)	3,164	$ 117,827
Hotels, Restaurants & Leisure - 1.7%
BJ's Restaurants, Inc. (a)	2,211	111,324
Buffalo Wild Wings, Inc. (a)	1,600	145,104
Texas Roadhouse, Inc. Class A	7,009	116,630
		373,058
Media - 1.1%
Discovery Communications, Inc. (a)	4,545	229,977
Multiline Retail - 2.2%
Dollar General Corp. (a)	4,600	212,520
Dollar Tree, Inc. (a)	2,733	258,241
		470,761
Specialty Retail - 5.8%
Abercrombie & Fitch Co. Class A	2,039	101,155
Body Central Corp. (a)	8,285	240,431
Cabela's, Inc. Class A (a)	2,720	103,768
Limited Brands, Inc.	6,115	293,520
Sally Beauty Holdings, Inc. (a)	4,400	109,120
Tractor Supply Co.	2,765	250,398
Ulta Salon, Cosmetics & Fragrance, Inc.	1,690	156,984
		1,255,376
Textiles, Apparel & Luxury Goods - 8.4%
Liz Claiborne, Inc. (a)	28,068	374,988
Michael Kors Holdings Ltd.	5,724	266,681
PVH Corp.	3,421	305,598
Ralph Lauren Corp.	2,064	359,817
Under Armour, Inc. Class A (sub. vtg.) (a)	2,876	270,344
Warnaco Group, Inc. (a)	4,100	239,440
		1,816,868
TOTAL CONSUMER DISCRETIONARY		4,263,867
CONSUMER STAPLES - 4.2%
Beverages - 2.0%
Dr Pepper Snapple Group, Inc.	5,388	216,651
Monster Beverage Corp. (a)	3,346	207,753
		424,404
Food & Staples Retailing - 1.1%
Whole Foods Market, Inc.	2,700	224,640
Food Products - 0.6%
Green Mountain Coffee Roasters, Inc. (a)	2,099	98,317
Origin Agritech Ltd. (a)	11,762	29,287
		127,604
Tobacco - 0.5%
Lorillard, Inc.	900	116,532
TOTAL CONSUMER STAPLES		893,180

	Shares	Value
ENERGY - 15.0%
Energy Equipment & Services - 4.3%
Cameron International Corp. (a)	3,800	$ 200,754
Heckmann Corp. (a)	121,671	524,405
Rowan Companies, Inc. (a)	6,200	204,166
		929,325
Oil, Gas & Consumable Fuels - 10.7%
Amyris, Inc. (a)	7,300	37,814
Bumi PLC	12,992	130,191
Cabot Oil & Gas Corp.	6,700	208,839
Cobalt International Energy, Inc. (a)	9,000	270,270
EV Energy Partners LP	3,300	229,647
EXCO Resources, Inc.	16,999	112,703
Genel Energy PLC	1,800	21,363
Oasis Petroleum, Inc. (a)	7,534	232,273
Pioneer Natural Resources Co.	2,000	223,180
Plains Exploration & Production Co. (a)	5,250	223,913
QEP Resources, Inc.	7,400	225,700
Range Resources Corp.	3,000	174,420
SM Energy Co.	1,400	99,078
Solazyme, Inc.	8,400	122,892
		2,312,283
TOTAL ENERGY		3,241,608
FINANCIALS - 2.2%
Capital Markets - 1.0%
KKR & Co. LP	14,800	219,484
Real Estate Management & Development - 1.2%
Altisource Portfolio Solutions SA (a)	4,167	252,687
TOTAL FINANCIALS		472,171
HEALTH CARE - 16.1%
Biotechnology - 8.5%
Alexion Pharmaceuticals, Inc. (a)	3,000	278,580
Human Genome Sciences, Inc. (a)	28,918	238,284
Idenix Pharmaceuticals, Inc. (a)	43,202	422,948
InterMune, Inc. (a)	11,900	174,573
Theravance, Inc. (a)	6,959	135,701
Threshold Pharmaceuticals, Inc. (a)	15,335	134,948
United Therapeutics Corp. (a)	4,672	220,191
Vertex Pharmaceuticals, Inc. (a)	5,565	228,221
		1,833,446
Health Care Equipment & Supplies - 6.3%
ArthroCare Corp. (a)	16,951	455,134
Cyberonics, Inc. (a)	11,867	452,489
Insulet Corp. (a)	5,958	114,036
NuVasive, Inc. (a)	19,039	320,617
Zeltiq Aesthetics, Inc.	2,932	18,090
		1,360,366
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.8%
Merge Healthcare, Inc. (a)	29,762	$ 174,108
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	2,100	110,481
TOTAL HEALTH CARE		3,478,401
INDUSTRIALS - 12.5%
Aerospace & Defense - 1.0%
BE Aerospace, Inc. (a)	4,800	223,056
Building Products - 2.7%
Lennox International, Inc.	6,217	250,545
Owens Corning (a)	9,000	324,270
		574,815
Construction & Engineering - 1.5%
Fluor Corp.	5,499	330,160
Electrical Equipment - 2.4%
Cooper Industries PLC Class A	4,700	300,565
Roper Industries, Inc.	2,250	223,110
		523,675
Machinery - 4.2%
IDEX Corp.	3,600	151,668
Ingersoll-Rand PLC	9,228	381,578
Stanley Black & Decker, Inc.	2,771	213,256
WABCO Holdings, Inc. (a)	2,487	150,414
		896,916
Marine - 0.7%
DryShips, Inc. (a)	30,300	105,444
Ultrapetrol (Bahamas) Ltd. (a)	23,849	47,698
		153,142
TOTAL INDUSTRIALS		2,701,764
INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 1.5%
Polycom, Inc. (a)	12,096	230,671
Riverbed Technology, Inc. (a)	3,204	89,968
		320,639
Computers & Peripherals - 1.0%
SanDisk Corp. (a)	4,418	219,089
Electronic Equipment & Components - 1.5%
Aeroflex Holding Corp. (a)	9,279	103,368
Maxwell Technologies, Inc. (a)	12,368	226,705
		330,073

	Shares	Value
Internet Software & Services - 2.5%
Blinkx PLC (a)	46,656	$ 45,522
Rackspace Hosting, Inc. (a)	2,123	122,688
Velti PLC (a)	8,000	108,400
VeriSign, Inc.	6,800	260,712
		537,322
IT Services - 1.7%
Cognizant Technology Solutions Corp. Class A (a)	4,689	360,819
Semiconductors & Semiconductor Equipment - 5.3%
ASML Holding NV	2,500	125,350
Ceva, Inc. (a)	6,438	146,207
Freescale Semiconductor Holdings I Ltd.	7,700	118,503
KLA-Tencor Corp.	4,556	247,938
NVIDIA Corp. (a)	14,800	227,772
NXP Semiconductors NV (a)	6,300	167,643
ON Semiconductor Corp. (a)	11,900	107,219
		1,140,632
Software - 8.9%
ANSYS, Inc. (a)	3,383	219,963
Ariba, Inc. (a)	3,900	127,569
Autodesk, Inc. (a)	7,001	296,282
Check Point Software Technologies Ltd. (a)	3,800	242,592
Citrix Systems, Inc. (a)	5,300	418,223
Informatica Corp. (a)	4,986	263,759
Intuit, Inc.	3,900	234,507
Nuance Communications, Inc. (a)	4,264	109,073
		1,911,968
TOTAL INFORMATION TECHNOLOGY		4,820,542
MATERIALS - 6.4%
Chemicals - 4.8%
CF Industries Holdings, Inc.	1,182	215,892
Monsanto Co.	5,600	446,656
Potash Corp. of Saskatchewan, Inc.	2,600	118,695
Rentech Nitrogen Partners LP	5,500	152,570
The Mosaic Co.	1,836	101,512
		1,035,325
Metals & Mining - 1.6%
First Quantum Minerals Ltd.	7,200	137,280
Ivanhoe Mines Ltd. (a)	6,500	102,235
Walter Energy, Inc.	1,638	96,986
		336,501
TOTAL MATERIALS		1,371,826
TOTAL COMMON STOCKS (Cost $20,476,903)		21,243,359
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b) (Cost $655,242)	655,242	$ 655,242
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $21,132,146)	21,898,601
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(342,484)
NET ASSETS - 100%	$ 21,556,117
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 165
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $21,299,606. Net unrealized appreciation aggregated $598,995, of which $2,898,355 related to appreciated investment securities and $2,299,360 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Mid Cap Portfolio

March 31, 2012

1.799869.108

VIPMID-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 0.7%
BorgWarner, Inc. (a)	416,100	$ 35,093,874
Exide Industries Ltd.	4,105,530	12,047,302
Fuel Systems Solutions, Inc. (a)	104,500	2,733,720
New Focus Auto Tech Holdings Ltd. (a)	5,687,675	1,398,921
TRW Automotive Holdings Corp. (a)	119,916	5,570,098
		56,843,915
Automobiles - 0.4%
Bajaj Auto Ltd.	120,000	3,962,159
Daihatsu Motor Co. Ltd.	763,000	14,072,725
Harley-Davidson, Inc.	284,500	13,963,260
		31,998,144
Distributors - 0.2%
LKQ Corp. (a)	430,000	13,403,100
Diversified Consumer Services - 1.0%
Anhanguera Educacional Participacoes SA	180,000	2,168,734
Grand Canyon Education, Inc. (a)	781,869	13,885,993
MegaStudy Co. Ltd.	84,896	8,751,087
Weight Watchers International, Inc.	681,684	52,619,188
		77,425,002
Hotels, Restaurants & Leisure - 2.2%
Jubilant Foodworks Ltd. (a)	1,853,751	42,881,094
Papa John's International, Inc. (a)	170,381	6,416,548
Starbucks Corp.	1,134,087	63,384,122
Texas Roadhouse, Inc. Class A	315,723	5,253,631
Wyndham Worldwide Corp.	1,136,673	52,866,661
		170,802,056
Household Durables - 0.2%
Jarden Corp.	340,600	13,702,338
Woongjin Coway Co. Ltd.	14,590	484,145
		14,186,483
Internet & Catalog Retail - 0.1%
Expedia, Inc.	31,300	1,046,672
TripAdvisor, Inc. (a)(e)	271,649	9,689,720
		10,736,392
Leisure Equipment & Products - 0.9%
Hasbro, Inc.	276,072	10,137,364
Mattel, Inc.	1,196,500	40,274,190
Polaris Industries, Inc.	275,420	19,871,553
		70,283,107
Media - 2.9%
Discovery Communications, Inc. (a)	1,349,176	68,268,306
Ipsos SA	40,110	1,438,151
Pearson PLC	337,700	6,294,473
Proto Corp.	24,100	792,159
Sun TV Ltd.	8,291,560	49,599,330

	Shares	Value
Time Warner, Inc.	2,365,148	$ 89,284,337
Viacom, Inc. Class B (non-vtg.)	122,127	5,796,147
		221,472,903
Multiline Retail - 0.2%
Family Dollar Stores, Inc.	259,501	16,421,223
Specialty Retail - 8.0%
Advance Auto Parts, Inc.	1,730,297	153,252,405
AutoZone, Inc. (a)	141,875	52,749,125
Bed Bath & Beyond, Inc. (a)	1,367,660	89,950,998
Luk Fook Holdings International Ltd.	1,060,000	3,221,387
O'Reilly Automotive, Inc. (a)	981,256	89,637,736
Penske Automotive Group, Inc.	440,823	10,857,470
Ross Stores, Inc.	2,307,470	134,064,007
rue21, Inc. (a)	94,700	2,778,498
Sally Beauty Holdings, Inc. (a)	1,622,147	40,229,246
Sonic Automotive, Inc. Class A (sub. vtg.)	94,404	1,690,776
TJX Companies, Inc.	901,054	35,780,854
Tsutsumi Jewelry Co. Ltd.	97,500	2,594,401
		616,806,903
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	675,000	52,164,000
Daphne International Holdings Ltd.	16,378,000	22,440,239
Shenzhou International Group Holdings Ltd.	3,000	5,764
Warnaco Group, Inc. (a)	81,058	4,733,787
		79,343,790
TOTAL CONSUMER DISCRETIONARY		1,379,723,018
CONSUMER STAPLES - 2.5%
Beverages - 0.5%
Carlsberg A/S Series B	78,865	6,516,016
Molson Coors Brewing Co. Class B	618,227	27,974,772
		34,490,788
Food & Staples Retailing - 0.4%
Breadtalk Group Ltd.	1,200	554
Drogasil SA	60,900	592,007
Safeway, Inc.	1,648,798	33,322,208
		33,914,769
Food Products - 1.4%
Biostime International Holdings Ltd.	1,140,000	2,933,090
Britannia Industries Ltd.	271,803	3,170,010
Corn Products International, Inc.	481,490	27,757,899
Orion Corp.	11,799	8,288,772
Smart Balance, Inc. (a)	100	661
SunOpta, Inc. (a)	252,231	1,382,225
Want Want China Holdings Ltd.	54,364,600	60,766,036
		104,298,693
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.2%
Church & Dwight Co., Inc.	307,900	$ 15,145,601
Jyothy Laboratories Ltd.	210,807	665,444
		15,811,045
Personal Products - 0.0%
Concern Kalina OJSC GDR (f)	21,643	3,077,046
TOTAL CONSUMER STAPLES		191,592,341
ENERGY - 10.1%
Energy Equipment & Services - 3.7%
Atwood Oceanics, Inc. (a)	176,353	7,916,486
Dresser-Rand Group, Inc. (a)	98,692	4,578,322
Ensco International Ltd. ADR	116,188	6,149,831
FMC Technologies, Inc. (a)	122,800	6,191,576
Halliburton Co.	941,135	31,236,271
Helix Energy Solutions Group, Inc. (a)	2,957,570	52,644,746
Nabors Industries Ltd. (a)	3,868,946	67,667,866
National Oilwell Varco, Inc.	471,700	37,485,999
Oceaneering International, Inc.	529,754	28,548,443
Parker Drilling Co. (a)	1,446,753	8,637,115
Patterson-UTI Energy, Inc.	1,022,227	17,674,305
Unit Corp. (a)	496,632	21,235,984
		289,966,944
Oil, Gas & Consumable Fuels - 6.4%
Apache Corp.	229,415	23,042,443
Hess Corp.	351,300	20,709,135
HollyFrontier Corp.	2,697,248	86,716,523
Marathon Petroleum Corp.	1,684,708	73,048,939
Murphy Oil Corp.	503,816	28,349,726
Noble Energy, Inc.	81,225	7,942,181
Pioneer Natural Resources Co.	172,485	19,247,601
QEP Resources, Inc.	1,521,919	46,418,530
Stone Energy Corp. (a)	618,016	17,669,077
Talisman Energy, Inc.	1,012,500	12,727,933
Tesoro Corp. (a)	2,677,955	71,876,312
Valero Energy Corp.	3,388,249	87,315,177
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	908,661	516,044
		495,579,621
TOTAL ENERGY		785,546,565
FINANCIALS - 13.6%
Capital Markets - 2.8%
Ameriprise Financial, Inc.	766,600	43,795,858
Invesco Ltd.	926,716	24,715,516
Marusan Securities Co. Ltd.	2,361,200	10,746,082
SEI Investments Co.	1,055,118	21,830,391

	Shares	Value
State Street Corp.	832,100	$ 37,860,550
TD Ameritrade Holding Corp.	3,831,000	75,623,940
		214,572,337
Commercial Banks - 2.0%
Bank of Baroda	212,050	3,329,766
Bank of Hawaii Corp.	82,395	3,983,798
BB&T Corp.	1,962,208	61,593,709
Comerica, Inc.	597,900	19,348,044
Fifth Third Bancorp	231,463	3,252,055
HDFC Bank Ltd.	366,457	3,742,656
Huntington Bancshares, Inc.	3,355,500	21,642,975
Shinsei Bank Ltd.	7,173,000	9,439,259
Sumitomo Mitsui Financial Group, Inc.	604,300	19,993,717
Union Bank of India	2,456,489	11,392,273
		157,718,252
Consumer Finance - 2.3%
ACOM Co. Ltd. (a)	133,000	2,998,644
Credit Saison Co. Ltd. (e)	1,095,100	22,320,084
Discover Financial Services	4,347,170	144,934,648
Hitachi Capital Corp.	203,100	3,042,049
Shriram Transport Finance Co. Ltd.	162,543	1,920,498
		175,215,923
Diversified Financial Services - 0.8%
CME Group, Inc.	17,128	4,955,644
CRISIL Ltd.	709,087	13,711,758
IntercontinentalExchange, Inc. (a)	204,681	28,127,263
Mitsubishi UFJ Lease & Finance Co. Ltd.	68,000	3,005,465
The NASDAQ Stock Market, Inc. (a)	498,462	12,910,166
		62,710,296
Insurance - 5.1%
Assured Guaranty Ltd.	1,746,912	28,858,986
Brasil Insurance Participacoes e Administracao SA	660,000	7,048,386
Lincoln National Corp.	2,205,675	58,141,593
Old Republic International Corp.	3,033,174	31,999,986
Progressive Corp.	645,523	14,963,223
Protective Life Corp.	2,403,399	71,188,678
Reinsurance Group of America, Inc.	2,722,996	161,936,572
Unum Group	998,600	24,445,728
		398,583,152
Real Estate Investment Trusts - 0.1%
Extra Space Storage, Inc.	311,300	8,962,327
Real Estate Management & Development - 0.5%
Goldcrest Co. Ltd.	735,230	13,484,917
Iguatemi Empresa de Shopping Centers SA	171,600	3,947,096
Kenedix, Inc. (a)	28,009	5,521,559
Wharf Holdings Ltd.	2,228,000	12,107,448
		35,061,020
TOTAL FINANCIALS		1,052,823,307
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.7%
Biotechnology - 2.4%
3SBio, Inc. sponsored ADR (a)	324,462	$ 4,802,038
Abcam PLC	136,100	759,745
Alexion Pharmaceuticals, Inc. (a)	964,182	89,533,941
Biogen Idec, Inc. (a)	87,400	11,009,778
Celgene Corp. (a)	254,200	19,705,584
Genomic Health, Inc. (a)	926,472	28,359,308
Halozyme Therapeutics, Inc. (a)	454,400	5,798,144
United Therapeutics Corp. (a)	345,526	16,284,640
Vertex Pharmaceuticals, Inc. (a)	129,659	5,317,316
		181,570,494
Health Care Equipment & Supplies - 0.3%
C.R. Bard, Inc.	84,371	8,329,105
HeartWare International, Inc. CDI (a)	100	187
Hill-Rom Holdings, Inc.	227,100	7,587,411
Opto Circuits India Ltd.	2,421,845	9,597,832
		25,514,535
Health Care Providers & Services - 5.4%
Aetna, Inc.	1,774,126	88,990,160
Centene Corp. (a)	474,600	23,241,162
Community Health Systems, Inc. (a)	1,424,491	31,680,680
Express Scripts, Inc. (a)	206,700	11,199,006
Health Management Associates, Inc. Class A (a)	1,318,740	8,861,933
Health Net, Inc. (a)	365,118	14,502,487
Humana, Inc.	436,700	40,386,016
McKesson Corp.	1,249,871	109,701,178
Molina Healthcare, Inc. (a)	414,130	13,927,192
Omnicare, Inc.	1,329,494	47,290,102
Tenet Healthcare Corp. (a)	1,572,812	8,351,632
UnitedHealth Group, Inc.	355,100	20,929,594
Universal Health Services, Inc. Class B	60,375	2,530,316
		421,591,458
Health Care Technology - 2.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	4,862,957	80,725,086
athenahealth, Inc. (a)(e)	1,020,341	75,627,675
Cerner Corp. (a)	409,229	31,166,881
SXC Health Solutions Corp. (a)	60,000	4,507,443
		192,027,085
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	1,125,200	50,082,652
Thermo Fisher Scientific, Inc.	358,405	20,206,874
		70,289,526
Pharmaceuticals - 1.2%
Cadila Healthcare Ltd.	69,460	1,036,196
Cipla Ltd.	2,290,444	13,744,015
Hikma Pharmaceuticals PLC	100	1,086
Impax Laboratories, Inc. (a)	188,167	4,625,145
Jazz Pharmaceuticals PLC (a)	569,089	27,583,744
Pharmstandard OJSC unit (a)	671,574	11,913,723

	Shares	Value
Piramal Healthcare Ltd.	280,848	$ 2,603,830
Questcor Pharmaceuticals, Inc. (a)(e)	296,601	11,158,130
Salix Pharmaceuticals Ltd. (a)	293,788	15,423,870
ViroPharma, Inc. (a)	251,951	7,576,167
		95,665,906
TOTAL HEALTH CARE		986,659,004
INDUSTRIALS - 10.4%
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	312,929	14,554,328
FedEx Corp.	128,086	11,778,789
		26,333,117
Airlines - 0.4%
Copa Holdings SA Class A	360,700	28,567,440
Building Products - 0.0%
Blue Star Ltd.	695,550	2,551,285
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	257,518	6,713,494
Edenred	631,300	18,994,014
Multiplus SA	75,700	1,558,816
Republic Services, Inc.	1,228,499	37,542,929
The Brink's Co.	62,713	1,496,959
		66,306,212
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV unit	576,800	24,911,992
Fluor Corp.	461,304	27,696,692
Jacobs Engineering Group, Inc. (a)	125,137	5,552,329
KBR, Inc.	182,016	6,470,669
URS Corp.	222,600	9,464,952
		74,096,634
Electrical Equipment - 1.1%
Acuity Brands, Inc.	480,221	30,172,285
AstroPower, Inc. (a)	100	0
Brady Corp. Class A	74,700	2,416,545
Hubbell, Inc. Class B	59,533	4,678,103
Rockwell Automation, Inc.	153,115	12,203,266
Roper Industries, Inc.	335,600	33,278,096
		82,748,295
Industrial Conglomerates - 0.1%
Max India Ltd. (a)	1,864,535	6,201,059
Machinery - 4.1%
Actuant Corp. Class A	157,893	4,577,318
AGCO Corp. (a)	1,503,613	70,985,570
Dover Corp.	348,000	21,903,120
Eaton Corp.	662,900	33,032,307
Fanuc Corp.	2,700	483,436
Gardner Denver, Inc.	57,800	3,642,556
Harsco Corp.	463,437	10,872,232
Illinois Tool Works, Inc.	900,800	51,453,696
Ingersoll-Rand PLC	1,019,751	42,166,704
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Kennametal, Inc.	246,426	$ 10,973,350
Kitz Corp.	174,700	766,137
Nippon Thompson Co. Ltd.	667,000	4,234,128
Parker Hannifin Corp.	621,932	52,584,351
Snap-On, Inc.	38,545	2,350,089
Spirax-Sarco Engineering PLC	100	3,341
Uzel Makina Sanayi A/S (a)	456,690	3
Valmont Industries, Inc.	44,200	5,189,522
		315,217,860
Professional Services - 1.8%
Corporate Executive Board Co.	280,347	12,057,724
Dun & Bradstreet Corp.	73,991	6,269,257
eClerx	458,426	6,621,008
en-japan, Inc.	1,285	1,478,110
Equifax, Inc.	1,115,426	49,368,755
Randstad Holding NV	607,077	22,904,383
Robert Half International, Inc.	660,800	20,022,240
RPX Corp.	72,000	1,221,120
Towers Watson & Co.	248,300	16,405,181
		136,347,778
Road & Rail - 0.6%
Con-way, Inc.	286,298	9,336,178
J.B. Hunt Transport Services, Inc.	170,011	9,243,498
Kansas City Southern	91,826	6,583,006
Norfolk Southern Corp.	77,000	5,068,910
Old Dominion Freight Lines, Inc. (a)	385,920	18,396,806
		48,628,398
Trading Companies & Distributors - 0.3%
MSC Industrial Direct Co., Inc. Class A	36,423	3,033,307
United Rentals, Inc. (a)	463,541	19,881,273
		22,914,580
TOTAL INDUSTRIALS		809,912,658
INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 1.4%
Brocade Communications Systems, Inc. (a)	3,277,069	18,843,147
Motorola Solutions, Inc.	1,620,801	82,385,315
Polycom, Inc. (a)	208,900	3,983,723
		105,212,185
Computers & Peripherals - 1.1%
Gemalto NV	951,809	62,821,620
NCR Corp. (a)	471,695	10,240,498
SanDisk Corp. (a)	238,590	11,831,678
		84,893,796
Electronic Equipment & Components - 3.1%
Arrow Electronics, Inc. (a)	986,155	41,388,925
Cognex Corp.	241,398	10,225,619

	Shares	Value
Corning, Inc.	348,250	$ 4,903,360
Digital China Holdings Ltd. (H Shares)	7,268,300	14,432,521
DTS, Inc. (a)	35,968	1,086,953
FEI Co. (a)	196,154	9,633,123
Ingenico SA	1,127,097	54,571,966
Itron, Inc. (a)	770,983	35,010,338
Jabil Circuit, Inc.	2,548,957	64,029,800
Plexus Corp. (a)	17,178	601,058
Vishay Intertechnology, Inc. (a)	561,788	6,831,342
		242,715,005
Internet Software & Services - 1.3%
eBay, Inc. (a)	1,647,109	60,761,851
Google, Inc. Class A (a)	10,160	6,514,998
Kakaku.com, Inc.	350,400	9,174,955
TelecityGroup PLC (a)	858,100	10,115,553
ValueClick, Inc. (a)	378,591	7,473,386
VistaPrint Ltd. (a)(e)	243,080	9,395,042
		103,435,785
IT Services - 4.6%
CGI Group, Inc. Class A (sub. vtg.) (a)	168,300	3,750,498
Fiserv, Inc. (a)	1,954,694	135,636,217
Genpact Ltd. (a)	256,800	4,185,840
Global Payments, Inc.	291,475	13,836,318
MasterCard, Inc. Class A	297,113	124,947,901
NeuStar, Inc. Class A (a)	597,053	22,240,224
Nomura Research Institute Ltd.	232,100	5,797,110
Total System Services, Inc.	1,497,442	34,545,987
Visa, Inc. Class A	87,500	10,325,000
		355,265,095
Office Electronics - 0.4%
Xerox Corp.	4,082,108	32,983,433
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	543,640	21,963,056
Applied Materials, Inc.	5,061,510	62,965,184
Entegris, Inc. (a)	2,852,417	26,641,575
Epistar Corp.	1,651,000	4,213,248
KLA-Tencor Corp.	1,596,400	86,876,088
Kontron AG	1,608,221	13,422,183
Marvell Technology Group Ltd. (a)	2,082,063	32,750,851
MIC Electronics Ltd. (a)	875,560	147,233
PMC-Sierra, Inc. (a)	4,782,919	34,580,504
		283,559,922
Software - 6.2%
Activision Blizzard, Inc.	421,492	5,403,527
Autodesk, Inc. (a)	1,481,740	62,707,237
Check Point Software Technologies Ltd. (a)	604,400	38,584,896
Electronic Arts, Inc. (a)	126,876	2,090,916
Intuit, Inc.	2,673,305	160,745,830
Mentor Graphics Corp. (a)	1,988,985	29,556,317
Nuance Communications, Inc. (a)	505,200	12,923,016
Parametric Technology Corp. (a)	1,120,781	31,314,621
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Royalblue Group PLC	593,400	$ 15,708,322
Solera Holdings, Inc.	87,039	3,994,220
Synopsys, Inc. (a)	2,475,911	75,911,431
Take-Two Interactive Software, Inc. (a)	851,981	13,107,728
Ubisoft Entertainment SA (a)	3,849,729	28,407,479
		480,455,540
TOTAL INFORMATION TECHNOLOGY		1,688,520,761
MATERIALS - 6.2%
Chemicals - 3.5%
Albemarle Corp.	494,921	31,635,350
CF Industries Holdings, Inc.	412,000	75,251,800
FMC Corp.	137,594	14,565,701
H.B. Fuller Co.	49,200	1,615,236
LSB Industries, Inc. (a)	117,500	4,573,100
LyondellBasell Industries NV Class A	2,443,575	106,662,049
W.R. Grace & Co. (a)	569,107	32,894,385
Zoltek Companies, Inc. (a)(e)	829,714	9,392,362
		276,589,983
Containers & Packaging - 0.3%
Ball Corp.	311,819	13,370,799
Sealed Air Corp.	390,600	7,542,486
		20,913,285
Metals & Mining - 1.9%
Barrick Gold Corp.	11,400	495,404
Centerra Gold, Inc.	108,000	1,679,194
Commercial Metals Co.	673,200	9,976,824
Goldcorp, Inc.	262,700	11,840,000
Harmony Gold Mining Co. Ltd. sponsored ADR	102,700	1,122,511
IAMGOLD Corp.	509,500	6,782,778
Kinross Gold Corp.	3,179,461	31,075,881
Newcrest Mining Ltd.	724,500	22,267,597
Newmont Mining Corp.	480,508	24,635,645
Steel Dynamics, Inc.	1,748,010	25,416,065
Yamana Gold, Inc.	753,954	11,760,337
		147,052,236
Paper & Forest Products - 0.5%
International Paper Co.	1,059,905	37,202,666
TOTAL MATERIALS		481,758,170
UTILITIES - 0.9%
Electric Utilities - 0.6%
Edison International	1,131,900	48,117,069

	Shares	Value
Gas Utilities - 0.1%
China Natural Gas, Inc. (a)	100	$ 155
UGI Corp.	116,737	3,181,083
		3,181,238
Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (a)	503,669	6,582,954
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	329,528	10,086,852
TOTAL UTILITIES		67,968,113
TOTAL COMMON STOCKS (Cost $6,517,111,500)		7,444,503,937
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (f)	6,877	5,639,140
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	402,766	9,307,922
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,367,886)		14,947,062
Nonconvertible Bonds - 0.0%
Principal Amount
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (d) (Cost $139,774)	$ 41,784	136,023
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	377,382,606	377,382,606
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	45,442,146	45,442,146
TOTAL MONEY MARKET FUNDS (Cost $422,824,752)		422,824,752
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.06%, dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations) # (Cost $6,143,000)	$ 6,143,033	$ 6,143,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $6,959,586,912)	7,888,554,774
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(121,235,725)
NET ASSETS - 100%	$ 7,767,319,049
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount shown represents units.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,716,186 or 0.1% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,143,000 due 4/02/12 at 0.06%
Barclays Capital, Inc.	$ 1,702,169
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,240,752
UBS Securities LLC	3,200,079
$ 6,143,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 112,861
Fidelity Securities Lending Cash Central Fund	163,688
Total	$ 276,549
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Advance Auto Parts, Inc.	$ 447,063,034	$ -	$ 384,655,863	$ 126,443	$ -
Allscripts-Misys Healthcare Solutions, Inc.	208,005,557	-	111,028,709	-	-
Ubisoft Entertainment SA	33,053,753	-	7,956,031	-	-
Zoltek Companies, Inc.	15,676,519	-	13,547,185	-	-
Total	$ 703,798,863	$ -	$ 517,187,788	$ 126,443	$ -
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,379,723,018	$ 1,355,969,260	$ 23,753,758	$ -
Consumer Staples	191,592,341	188,515,295	-	3,077,046
Energy	785,546,565	785,030,521	516,044	-
Financials	1,067,770,369	964,507,031	103,263,338	-
Health Care	986,659,004	986,659,004	-	-
Industrials	809,912,658	802,950,844	6,961,811	3
Information Technology	1,688,520,761	1,659,712,378	28,808,383	-
Materials	481,758,170	481,758,170	-	-
Utilities	67,968,113	67,968,113	-	-
Corporate Bonds	136,023	-	136,023	-
Money Market Funds	422,824,752	422,824,752	-	-
Cash Equivalents	6,143,000	-	6,143,000	-
Total Investments in Securities:	$ 7,888,554,774	$ 7,715,895,368	$ 169,582,357	$ 3,077,049
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 194
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	348,486
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	2,728,561
Transfers out of Level 3	(192)
Ending Balance	$ 3,077,049
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 348,486

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $6,983,114,185. Net unrealized appreciation aggregated $905,440,589, of which $1,263,422,820 related to appreciated investment securities and $357,982,231 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Strategies Portfolio

March 31, 2012

1.799889.108

VIPVS-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 22.7%
Auto Components - 2.3%
Autoliv, Inc.	14,600	$ 978,930
Delphi Automotive PLC	86,010	2,717,916
Delphi Automotive PLC (f)	46,421	1,320,213
TRW Automotive Holdings Corp. (a)	51,000	2,368,950
		7,386,009
Automobiles - 1.1%
Bayerische Motoren Werke AG (BMW)	11,836	1,064,388
General Motors Co. (a)	63,400	1,626,210
Volkswagen AG	6,015	969,848
		3,660,446
Diversified Consumer Services - 0.9%
Service Corp. International	248,000	2,792,480
Hotels, Restaurants & Leisure - 2.2%
Ameristar Casinos, Inc.	97,574	1,817,804
Cedar Fair LP (depository unit)	77,380	2,289,674
Wyndham Worldwide Corp.	67,933	3,159,564
		7,267,042
Household Durables - 4.4%
KB Home	79,006	703,153
Lennar Corp. Class A	65,214	1,772,517
PulteGroup, Inc. (a)(d)	659,290	5,834,717
Ryland Group, Inc.	48,600	937,008
Standard Pacific Corp. (a)(d)	759,307	3,386,509
Techtronic Industries Co. Ltd.	1,328,500	1,796,287
		14,430,191
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	44,903	1,648,838
Media - 1.8%
Omnicom Group, Inc.	41,788	2,116,562
Regal Entertainment Group Class A (d)	74,800	1,017,280
Valassis Communications, Inc. (a)(d)	116,311	2,675,153
		5,808,995
Multiline Retail - 2.9%
Target Corp.	151,500	8,827,905
The Bon-Ton Stores, Inc. (d)	67,782	626,306
		9,454,211
Specialty Retail - 6.6%
Advance Auto Parts, Inc.	27,480	2,433,904
Asbury Automotive Group, Inc. (a)	161,059	4,348,593
GameStop Corp. Class A (d)	666,935	14,565,860
		21,348,357
TOTAL CONSUMER DISCRETIONARY		73,796,569

	Shares	Value
CONSUMER STAPLES - 6.7%
Beverages - 4.7%
China New Borun Corp. ADR (a)(d)	222,536	$ 672,059
Cott Corp. (a)	2,243,782	14,800,346
		15,472,405
Food & Staples Retailing - 0.4%
United Natural Foods, Inc. (a)	24,900	1,161,834
Food Products - 1.6%
Bunge Ltd.	17,600	1,204,544
Calavo Growers, Inc.	77,372	2,072,022
SunOpta, Inc. (a)	343,015	1,879,721
		5,156,287
TOTAL CONSUMER STAPLES		21,790,526
ENERGY - 4.8%
Energy Equipment & Services - 1.7%
C&J Energy Services, Inc. (d)	128,914	2,293,380
Ensco International Ltd. ADR	25,600	1,355,008
Halliburton Co.	62,400	2,071,056
		5,719,444
Oil, Gas & Consumable Fuels - 3.1%
Denbury Resources, Inc. (a)	92,820	1,692,109
Forest Oil Corp. (a)	49,495	599,879
HollyFrontier Corp.	52,500	1,687,875
Marathon Oil Corp.	52,700	1,670,590
Valero Energy Corp.	110,300	2,842,431
Williams Companies, Inc.	50,300	1,549,743
		10,042,627
TOTAL ENERGY		15,762,071
FINANCIALS - 10.3%
Commercial Banks - 3.5%
BB&T Corp.	149,669	4,698,110
Regions Financial Corp.	270,937	1,785,475
U.S. Bancorp	162,216	5,139,003
		11,622,588
Insurance - 5.7%
AFLAC, Inc.	146,745	6,748,803
American International Group, Inc. (a)	113,000	3,483,790
Lincoln National Corp.	240,118	6,329,510
Unum Group	79,940	1,956,931
		18,519,034
Real Estate Investment Trusts - 0.8%
CBL & Associates Properties, Inc.	71,719	1,356,923
Host Hotels & Resorts, Inc.	70,300	1,154,326
		2,511,249
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	66,300	$ 1,038,258
TOTAL FINANCIALS		33,691,129
HEALTH CARE - 9.1%
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	248,800	1,487,824
C.R. Bard, Inc.	25,600	2,527,232
Covidien PLC	38,150	2,086,042
Orthofix International NV (a)	30,700	1,153,706
		7,254,804
Health Care Providers & Services - 2.0%
DaVita, Inc. (a)	26,902	2,425,753
Universal Health Services, Inc. Class B	94,786	3,972,481
		6,398,234
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	61,400	2,732,914
PerkinElmer, Inc.	68,800	1,903,008
		4,635,922
Pharmaceuticals - 3.5%
Johnson & Johnson	62,700	4,135,692
Sanofi SA sponsored ADR	131,956	5,113,295
Zogenix, Inc. (a)(d)	1,056,939	2,113,878
		11,362,865
TOTAL HEALTH CARE		29,651,825
INDUSTRIALS - 7.7%
Aerospace & Defense - 2.3%
Alliant Techsystems, Inc.	59,200	2,967,104
Esterline Technologies Corp. (a)	33,978	2,428,068
Textron, Inc.	74,533	2,074,253
		7,469,425
Building Products - 0.6%
Armstrong World Industries, Inc.	24,578	1,198,669
Owens Corning (a)	24,289	875,133
		2,073,802
Commercial Services & Supplies - 0.2%
Quad/Graphics, Inc.	48,144	669,202
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	49,200	1,028,280
Electrical Equipment - 0.4%
Regal-Beloit Corp.	20,300	1,330,665
Industrial Conglomerates - 0.9%
Carlisle Companies, Inc.	58,471	2,918,872
Machinery - 2.9%
Blount International, Inc. (a)	93,096	1,552,841
Deere & Co.	36,900	2,985,210

	Shares	Value
Ingersoll-Rand PLC	70,800	$ 2,927,580
Stanley Black & Decker, Inc.	24,680	1,899,373
		9,365,004
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	148,247	296,494
TOTAL INDUSTRIALS		25,151,744
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 0.9%
Cisco Systems, Inc.	71,800	1,518,570
Comverse Technology, Inc. (a)	199,534	1,370,799
		2,889,369
Computers & Peripherals - 1.7%
Apple, Inc. (a)	7,000	4,196,290
SanDisk Corp. (a)	24,907	1,235,138
		5,431,428
Electronic Equipment & Components - 1.3%
Anixter International, Inc. (a)	23,320	1,691,400
Arrow Electronics, Inc. (a)	45,443	1,907,243
DDi Corp.	58,900	718,580
		4,317,223
IT Services - 0.9%
Fidelity National Information Services, Inc.	89,440	2,962,253
Office Electronics - 0.5%
Xerox Corp.	190,769	1,541,414
Semiconductors & Semiconductor Equipment - 6.0%
Fairchild Semiconductor International, Inc. (a)	106,600	1,567,020
Intersil Corp. Class A	111,357	1,247,198
KLA-Tencor Corp.	58,220	3,168,332
Lam Research Corp. (a)(d)	39,800	1,775,876
Marvell Technology Group Ltd. (a)	271,700	4,273,841
Micron Technology, Inc. (a)	151,842	1,229,920
ON Semiconductor Corp. (a)	404,891	3,648,068
Spansion, Inc. Class A (a)	213,657	2,602,342
		19,512,597
Software - 1.8%
Microsoft Corp.	145,976	4,707,726
Nuance Communications, Inc. (a)	49,600	1,268,768
		5,976,494
TOTAL INFORMATION TECHNOLOGY		42,630,778
MATERIALS - 14.0%
Chemicals - 12.8%
Ashland, Inc.	28,200	1,721,892
Innophos Holdings, Inc.	99,400	4,981,928
LyondellBasell Industries NV Class A	492,776	21,509,672
PPG Industries, Inc.	78,700	7,539,460
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Solutia, Inc.	58,164	$ 1,625,102
W.R. Grace & Co. (a)	73,072	4,223,562
		41,601,616
Metals & Mining - 1.2%
Carpenter Technology Corp.	28,204	1,473,095
Haynes International, Inc.	6,300	399,105
Newcrest Mining Ltd.	42,365	1,302,094
Titanium Metals Corp.	47,700	646,812
		3,821,106
TOTAL MATERIALS		45,422,722
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.2%
CenturyLink, Inc.	64,855	2,506,646
Level 3 Communications, Inc. (a)	189,665	4,880,080
		7,386,726
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)	66,777	1,222,687
TOTAL TELECOMMUNICATION SERVICES		8,609,413
UTILITIES - 5.6%
Electric Utilities - 0.6%
FirstEnergy Corp.	43,431	1,980,019
Independent Power Producers & Energy Traders - 3.8%
Calpine Corp. (a)	279,737	4,814,274
The AES Corp. (a)	573,592	7,496,847
		12,311,121
Multi-Utilities - 1.2%
Alliant Energy Corp.	37,300	1,615,836
Sempra Energy	36,061	2,162,218
		3,778,054
TOTAL UTILITIES		18,069,194
TOTAL COMMON STOCKS (Cost $274,209,982)		314,575,971
Convertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
LodgeNet Entertainment Corp. 10.00% (e) (Cost $679,000)	700	766,150
Nonconvertible Bonds - 0.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Chukchansi Economic Development Authority 8% 11/15/13 (e) (Cost $308,018)	$ 355,000	$ 253,825
Money Market Funds - 6.8%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	12,843,206	12,843,206
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	9,399,385	9,399,385
TOTAL MONEY MARKET FUNDS (Cost $22,242,591)		22,242,591
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $297,439,591)	337,838,537
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(12,232,243)
NET ASSETS - 100%	$ 325,606,294
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,019,975 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,320,213 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Delphi Automotive PLC	11/9/10 - 12/14/10	$ 824,926
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,347
Fidelity Securities Lending Cash Central Fund	17,749
Total	$ 21,096
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 74,562,719	$ 72,476,356	$ 2,086,363	$ -
Consumer Staples	21,790,526	21,790,526	-	-
Energy	15,762,071	15,762,071	-	-
Financials	33,691,129	33,691,129	-	-
Health Care	29,651,825	29,651,825	-	-
Industrials	25,151,744	25,151,744	-	-
Information Technology	42,630,778	42,630,778	-	-
Materials	45,422,722	45,422,722	-	-
Telecommunication Services	8,609,413	8,609,413	-	-
Utilities	18,069,194	18,069,194	-	-
Corporate Bonds	253,825	-	253,825	-
Money Market Funds	22,242,591	22,242,591	-	-
Total Investments in Securities:	$ 337,838,537	$ 335,498,349	$ 2,340,188	$ -
Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $297,650,630. Net unrealized appreciation aggregated $40,187,907, of which $61,628,475 related to appreciated investment securities and $21,440,568 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2012